UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00242

Natixis Funds Trust II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: November 30

Date of reporting period: May 31, 2018

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

May 31, 2018

Loomis Sayles Dividend Income Fund

Loomis Sayles Global Growth Fund

Vaughan Nelson Select Fund

LOOMIS SAYLES DIVIDEND INCOME FUND

Managers:	Symbols:
Arthur J. Barry, CFA®	Class A LSCAX
David L. Waldman	Class C LSCCX
Loomis, Sayles & Company, L.P.	Class N LDINX
Class Y LSCYX

Investment Goal

The Fund’s investment goal is high total return through a combination of current income and capital appreciation.

On June 8, 2018, the Board of Trustees approved the liquidation of the fund. See Note 13 in the Notes to Financial Statements.

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Average Annual Total Returns — May 31, 20184,5

						Expense Ratios[6]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 3/30/2012)				Class A/C/Y	Class N
NAV	-1.00%	4.45%	8.08%	10.32%	—%	1.16%	0.85%

Class A (Inception 3/30/2012)
NAV	-1.04	4.19	7.84	10.07	—	1.42	1.10
With 5.75% Maximum Sales Charge	-6.75	-1.79	6.57	9.02	—

Class C (Inception 3/30/2012)
NAV	-1.45	3.40	7.04	9.23	—	2.17	1.85
With CDSC[1]	-2.39	2.42	7.04	9.23	—

Class N (Inception 3/31/2017)
NAV	-0.89	4.51	—	—	3.69	14.68	0.80

Comparative Performance
S&P 500® Index[2]	3.16	14.38	12.98	13.55	14.56
Russell 1000® Value Index[3]	-0.50	8.25	10.09	11.90	6.77

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the U.S. equities market.

3

Russell 1000® Value Index is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5	The Fund revised its investment strategy on October 15, 2014 and July 18, 2016; performance may have been different had the current investment strategy been in place for all periods shown.

6	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 3/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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LOOMIS SAYLES GLOBAL GROWTH FUND

Manager:	Symbols:
Aziz V. Hamzaogullari, CFA®	Class A LSAGX
Loomis, Sayles & Company, L.P.	Class C LSCGX
Class N LSNGX
Class Y LSGGX

Investment Goal

The Fund’s investment goal is long-term growth of capital.

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Average Annual Total Returns — May 31, 20183

					Expense Ratios[4]
	6 Months	1 Year	Life of Class		Gross	Net

Class Y (Inception 3/31/2016)			Class A/C/Y	Class N
NAV	3.04%	13.85%	17.70%	—%	2.31%	1.05%

Class A (Inception 3/31/2016)
NAV	2.90	13.64	17.39	—	2.56	1.30
With 5.75% Maximum Sales Charge	-3.02	7.12	14.22	—

Class C (Inception 3/31/2016)
NAV	2.57	12.83	16.51	—	3.31	2.05
With CDSC[1]	1.57	11.83	16.51	—

Class N (Inception 3/31/2017)
NAV	3.00	13.89	—	19.74	15.78	1.00

Comparative Performance
MSCI ACWI (Net)[2]	1.72	11.84	14.29	13.64

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	The MSCI ACWI (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 3/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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VAUGHAN NELSON SELECT FUND

Managers:	Symbols:
Dennis G. Alff, CFA®	Class A VNSAX
Chad D. Fargason, PhD	Class C VNSCX
Chris D. Wallis, CFA®	Class N VNSNX
Scott J. Weber, CFA®	Class Y VNSYX
Vaughan Nelson Investment Management, L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

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Average Annual Total Returns — May 31, 20183

						Expense Ratios[4]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 6/29/2012)				Class A/C/Y	Class N
NAV	5.86%	17.69%	13.90%	16.10%	—%	1.34%	1.26%

Class A (Inception 6/29/2012)
NAV	5.74	17.36	13.60	15.79	—	1.59	1.51
With 5.75% Maximum Sales Charge	-0.32	10.62	12.26	14.64	—

Class C (Inception 6/29/2012)
NAV	5.31	16.47	12.76	14.94	—	2.34	2.26
With CDSC[1]	4.34	15.47	12.76	14.94	—

Class N (Inception 3/31/2017)
NAV	5.90	17.86	—	—	18.44	14.88	1.21

Comparative Performance
S&P 500® Index[2]	3.16	14.38	12.98	14.70	14.56

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the U.S. equities market.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 3/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from December 1, 2017 through May 31, 2018. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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LOOMIS SAYLES DIVIDEND INCOME FUND	BEGINNING ACCOUNT VALUE 12/1/2017	ENDING ACCOUNT VALUE 5/31/2018	EXPENSES PAID DURING PERIOD* 12/1/2017 – 5/31/2018
Class A
Actual	$1,000.00	$989.60	$5.46
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54
Class C
Actual	$1,000.00	$985.50	$9.16
Hypothetical (5% return before expenses)	$1,000.00	$1,015.71	$9.30
Class N
Actual	$1,000.00	$991.10	$3.97
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03
Class Y
Actual	$1,000.00	$990.00	$4.22
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.10%, 1.85%, 0.80% and 0.85% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES GLOBAL GROWTH FUND	BEGINNING ACCOUNT VALUE 12/1/2017	ENDING ACCOUNT VALUE 5/31/2018	EXPENSES PAID DURING PERIOD* 12/1/2017 – 5/31/2018
Class A
Actual	$1,000.00	$1,029.00	$6.42
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.39
Class C
Actual	$1,000.00	$1,025.70	$10.25
Hypothetical (5% return before expenses)	$1,000.00	$1,014.81	$10.20
Class N
Actual	$1,000.00	$1,030.00	$5.06
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04
Class Y
Actual	$1,000.00	$1,030.40	$5.21
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.19

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.27%, 2.03%, 1.00% and 1.03% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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VAUGHAN NELSON SELECT FUND	BEGINNING ACCOUNT VALUE 12/1/2017	ENDING ACCOUNT VALUE 5/31/2018	EXPENSES PAID DURING PERIOD* 12/1/2017 – 5/31/2018
Class A
Actual	$1,000.00	$1,057.40	$6.36
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.24
Class C
Actual	$1,000.00	$1,053.10	$10.19
Hypothetical (5% return before expenses)	$1,000.00	$1,015.01	$10.00
Class N
Actual	$1,000.00	$1,059.00	$4.88
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.78
Class Y
Actual	$1,000.00	$1,058.60	$5.08
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.99

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.24%, 1.99%, 0.95% and 0.99% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and, with respect to Vaughan Nelson Select Fund, sub-advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-adviser, as applicable (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Adviser’s financial results and financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (v) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vi) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal

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performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category where available, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2018. In the case of the Vaughan Nelson Select Fund, the Board approved the Agreement with an amendment that reduces the Fund’s advisory fee effective on July 1, 2018. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2017, each Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the

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independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles Dividend Income Fund	97%	86%	90%
Loomis Sayles Global Growth Fund	12%	N/A	N/A
Vaughan Nelson Select Fund	81%	62%	25%

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies and (2) that the Fund’s performance, although lagging in certain periods, was stronger over the long term. With respect to the Loomis Sayles Dividend Income Fund, the Board considered that it had approved the liquidation of the Fund, which was expected to occur in the third quarter of 2018.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers

13  |

and expense caps for various funds in the fund family. They noted that the Funds have expense caps in place, and they considered the amounts waived or reimbursed by the Advisers for the Funds under their caps.

The Trustees noted that the Vaughan Nelson Select Fund had an advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rate, including: (1) that the Fund has a more complex and flexible investment strategy than its peers; (2) that management was proposing to reduce the advisory fee rate, effective July 1, 2018; and (3) that management had proposed to further reduce the expense cap of the Fund, which had also been reduced last year.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that although the Funds’ management fees were not subject to breakpoints, each Fund was subject to an expense cap. The Trustees also considered management’s proposal to further reduce the expense cap for Vaughan Nelson Select Fund, which had also been reduced last year. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

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After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements, with the reduction of the advisory fee rate for the Vaughan Nelson Select Fund described above, should be continued through June 30, 2019.

15  |

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Loomis Sayles Dividend Income Fund

Shares	Description	Value (†)
Common Stocks — 98.1% of Net Assets
	Aerospace & Defense — 1.6%
4,497	United Technologies Corp.	$561,316

	Air Freight & Logistics — 2.5%
7,660	United Parcel Service, Inc., Class B	889,479

	Automobiles — 3.0%
13,517	General Motors Co.	577,176
12,691	Harley-Davidson, Inc.	521,346

		1,098,522

	Banks — 9.9%
16,173	BB&T Corp.	849,082
6,046	JPMorgan Chase & Co.(a)	646,982
16,693	PacWest Bancorp	885,731
21,904	Wells Fargo & Co.(b)	1,182,597

		3,564,392

	Beverages — 1.8%
6,353	PepsiCo, Inc.	636,888

	Biotechnology — 1.3%
7,062	Gilead Sciences, Inc.	475,979

	Building Products — 1.8%
19,150	Johnson Controls International PLC	642,674

	Capital Markets — 1.9%
31,299	KKR & Co. LP	695,777

	Chemicals — 2.4%
13,601	DowDuPont, Inc.	871,960

	Communications Equipment — 2.8%
23,332	Cisco Systems, Inc.	996,510

	Containers & Packaging — 1.9%
12,945	International Paper Co.	692,558

	Diversified Telecommunication Services — 2.7%
20,366	Verizon Communications, Inc.(a)	970,847

	Electric Utilities — 5.2%
23,611	Exelon Corp.	977,259
32,962	PPL Corp.	900,522

		1,877,781

	Electrical Equipment — 1.8%
8,630	Eaton Corp. PLC(a)	660,885

	Food Products — 1.2%
4,770	Hershey Co. (The)	429,491

	Health Care Equipment & Supplies — 1.8%
7,544	Medtronic PLC	651,198

	Independent Power & Renewable Electricity Producers — 3.0%
23,993	NextEra Energy Partners LP	1,078,725

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Loomis Sayles Dividend Income Fund – (continued)

Shares	Description	Value (†)

	Insurance — 5.4%
11,876	FNF Group	$438,937
21,094	MetLife, Inc.	970,113
9,497	Principal Financial Group, Inc.	529,933

		1,938,983

	Media — 2.1%
10,776	Omnicom Group, Inc.	776,734

	Oil, Gas & Consumable Fuels — 9.2%
8,351	Chevron Corp.(a)(b)	1,038,029
18,105	Energy Transfer Partners LP	343,814
22,356	MPLX LP	802,804
15,579	Royal Dutch Shell PLC, B Shares, Sponsored ADR	1,126,829

		3,311,476

	Pharmaceuticals — 10.8%
14,028	Bristol-Myers Squibb Co.	738,153
27,291	GlaxoSmithKline PLC, Sponsored ADR(b)	1,105,831
18,798	Merck & Co., Inc.	1,119,045
26,546	Pfizer, Inc.(a)(b)	953,798

		3,916,827

	Professional Services — 1.7%
20,609	Nielsen Holdings PLC	621,774

	REITs – Diversified — 4.0%
41,627	Outfront Media, Inc.	825,880
16,708	Weyerhaeuser Co.	623,709

		1,449,589

	REITs – Hotels — 4.5%
25,849	Park Hotels & Resorts, Inc.	832,855
9,244	Ryman Hospitality Properties, Inc.	775,387

		1,608,242

	Semiconductors & Semiconductor Equipment — 2.8%
17,138	QUALCOMM, Inc.	996,061

	Software — 3.6%
7,646	Microsoft Corp.	755,730
11,322	Oracle Corp.	528,964

		1,284,694

	Technology Hardware, Storage & Peripherals — 1.7%
3,384	Apple, Inc.	632,368

	Tobacco — 4.3%
10,664	Altria Group, Inc.	594,412
11,969	Philip Morris International, Inc.(a)	952,014

		1,546,426

	Transportation Infrastructure — 1.4%
13,221	Macquarie Infrastructure Corp.	511,653

	Total Common Stocks (Identified Cost $33,153,922)	35,389,809

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Loomis Sayles Dividend Income Fund – (continued)

Shares	Description	Value (†)

Preferred Stocks — 1.7%
	Integrated Energy — 1.7%
8,945	Hess Corp., 8.000% (Identified Cost $528,450)	$612,419

	Total Investments — 99.8% (Identified Cost $33,682,372)	36,002,228
	Other assets less liabilities — 0.2%	89,616

	Net Assets — 100.0%	$36,091,844

Written Options — (0.00%)
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Securities — (0.0%)
Kellogg Co., Put	06/15/2018	52.5	(5,000)	$(321,950)	$(2,436)	$(125)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been pledged as collateral for open option contracts.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open option contracts.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at May 31, 2018 (Unaudited)

Pharmaceuticals	10.8%
Banks	9.9
Oil, Gas & Consumable Fuels	9.2
Insurance	5.4
Electric Utilities	5.2
REITs — Hotels	4.5
Tobacco	4.3
REITs — Diversified	4.0
Software	3.6
Automobiles	3.0
Independent Power & Renewable Electricity Producers	3.0
Communications Equipment	2.8
Semiconductors & Semiconductor Equipment	2.8
Diversified Telecommunication Services	2.7
Air Freight & Logistics	2.5
Chemicals	2.4
Media	2.1
Other Investments, less than 2% each	21.6

Total Investments	99.8
Other assets less liabilities (including open written options)	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Loomis Sayles Global Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.9% of Net Assets
	Argentina — 3.6%
6,691	MercadoLibre, Inc.	$1,945,944

	Brazil — 2.8%
187,639	Ambev S.A., ADR	986,981
117,876	Companhia Brasileira de Meios de Pagamento	536,041

		1,523,022

	China — 14.9%
18,178	Alibaba Group Holding Ltd., Sponsored ADR(a)	3,599,426
9,434	Baidu, Inc., Sponsored ADR(a)	2,288,311
53,688	Yum China Holdings, Inc.	2,109,938

		7,997,675

	Denmark — 3.5%
39,077	Novo Nordisk AS, Class B	1,857,269

	France — 4.4%
20,181	Danone	1,545,397
8,574	Sodexo S.A.	833,679

		2,379,076

	Italy — 1.4%
140,200	Prada SpA	735,609

	Sweden — 1.7%
75,311	Elekta AB, Class B	918,183

	Switzerland — 6.4%
13,227	Nestle S.A., (Registered)	999,729
13,633	Novartis AG, (Registered)	1,013,514
6,791	Roche Holding AG	1,456,070

		3,469,313

	United Kingdom — 7.8%
23,139	Diageo PLC	850,202
55,200	Experian PLC	1,352,259
9,294	Reckitt Benckiser Group PLC	711,393
23,460	Unilever NV	1,308,337

		4,222,191

	United States — 52.4%
2,139	Alphabet, Inc., Class A(a)	2,352,900
2,065	Amazon.com, Inc.(a)	3,365,165
5,365	American Express Co.	527,379
23,461	Coca-Cola Co. (The)	1,008,823
14,912	Colgate-Palmolive Co.	940,798
2,811	Core Laboratories NV	349,070
13,722	Deere & Co.	2,051,576
12,416	Expeditors International of Washington, Inc.	924,744
15,468	Facebook, Inc., Class A(a)	2,966,453
13,525	Microsoft Corp.	1,336,811
47,700	Oracle Corp.	2,228,544

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Loomis Sayles Global Growth Fund – (continued)

Shares	Description	Value (†)
	United States — continued
13,870	Procter & Gamble Co. (The)	$1,014,868
21,431	QUALCOMM, Inc.	1,245,570
21,386	Schlumberger Ltd.	1,468,577
15,574	SEI Investments Co.	993,310
17,506	Shire PLC	955,795
60,255	Under Armour, Inc., Class A(a)	1,259,329
17,075	Visa, Inc., Class A	2,232,044
11,742	Yum! Brands, Inc.	954,977

		28,176,733

	Total Common Stocks (Identified Cost $50,084,672)	53,225,015

Principal Amount
Short-Term Investments — 2.1%
$1,126,832	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/2018 at 0.900% to be repurchased at $1,126,860 on 6/01/2018 collateralized by $1,205,000 U.S. Treasury Note, 1.750% due 5/15/2023 valued at $1,154,045 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,126,832)	1,126,832

	Total Investments — 101.0% (Identified Cost $51,211,504)	54,351,847
	Other assets less liabilities — (1.0)%	(546,539)

	Net Assets — 100.0%	$53,805,308

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Loomis Sayles Global Growth Fund – (continued)

Industry Summary at May 31, 2018 (Unaudited)

Internet Software & Services	24.5%
Pharmaceuticals	8.1
Hotels, Restaurants & Leisure	7.2
Software	6.6
Internet & Direct Marketing Retail	6.3
Beverages	5.3
IT Services	5.1
Household Products	5.0
Food Products	4.7
Machinery	3.8
Textiles, Apparel & Luxury Goods	3.7
Energy Equipment & Services	3.4
Professional Services	2.5
Personal Products	2.4
Semiconductors & Semiconductor Equipment	2.3
Other Investments, less than 2% each	8.0
Short-Term Investments	2.1

Total Investments	101.0
Other assets less liabilities	(1.0)

Net Assets	100.0%

Currency Exposure Summary at May 31, 2018 (Unaudited)

United States Dollar	73.0%
British Pound	7.2
Euro	6.8
Swiss Franc	6.4
Danish Krone	3.5
Other, less than 2% each	4.1

Total Investments	101.0
Other assets less liabilities	(1.0)

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks — 94.6% of Net Assets
	Aerospace & Defense — 5.0%
46,775	General Dynamics Corp.	$9,434,985

	Auto Components — 4.5%
87,350	Aptiv PLC	8,516,625

	Banks — 3.2%
91,375	Citigroup, Inc.	6,093,799

	Biotechnology — 2.9%
256,450	Grifols S.A., ADR	5,598,304

	Capital Markets — 2.3%
25,550	Moody’s Corp.	4,358,064

	Chemicals — 4.9%
24,310	Sherwin-Williams Co. (The)	9,219,567

	Diversified Financial Services — 4.6%
45,525	Berkshire Hathaway, Inc., Class B(a)	8,719,403

	Diversified Telecommunication Services — 2.3%
137,975	AT&T, Inc.	4,459,352

	Electronic Equipment, Instruments & Components — 1.4%
11,150	IPG Photonics Corp.(a)	2,690,161

	Energy Equipment & Services — 3.6%
137,500	Halliburton Co.	6,839,250

	Health Care Providers & Services — 6.0%
46,925	UnitedHealth Group, Inc.	11,332,857

	Internet Software & Services — 2.3%
22,300	Alibaba Group Holding Ltd., Sponsored ADR(a)	4,415,623

	IT Services — 5.5%
33,150	Broadridge Financial Solutions, Inc.	3,827,167
34,700	MasterCard, Inc., Class A	6,597,164

		10,424,331

	Life Sciences Tools & Services — 2.4%
21,525	Thermo Fisher Scientific, Inc.	4,483,012

	Machinery — 3.1%
39,950	Snap-on, Inc.	5,905,409

	Media — 9.3%
71,550	Time Warner, Inc.	6,737,148
288,175	Twenty-First Century Fox, Inc., Class B	10,999,640

		17,736,788

	Oil, Gas & Consumable Fuels — 9.4%
516,750	Cameco Corp.	5,338,027
145,125	Enterprise Products Partners LP	4,194,113
1,074,425	Kosmos Energy Ltd.(a)	8,348,282

		17,880,422

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Vaughan Nelson Select Fund – (continued)

Shares	Description	Value (†)
	Personal Products — 3.5%
44,750	Estee Lauder Cos., Inc. (The), Class A	$6,687,440

	Semiconductors & Semiconductor Equipment — 5.2%
87,650	Texas Instruments, Inc.	9,808,911

	Software — 5.5%
106,225	Microsoft Corp.	10,499,279

	Specialty Retail — 4.8%
49,100	Home Depot, Inc. (The)	9,159,605

	Technology Hardware, Storage & Peripherals — 2.9%
29,125	Apple, Inc.	5,442,589

	Total Common Stocks (Identified Cost $144,569,239)	179,705,776

	Closed-End Investment Companies — 1.5%
36,400	Altaba, Inc.(a) (Identified Cost $2,078,000)	2,808,624

	Total Purchased Options — 0.4% (Identified Cost $2,940,612) (see detail below)	825,000

Principal Amount
Short-Term Investments — 4.5%
$8,472,978	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/2018 at 0.900% to be repurchased at $8,473,190 on 6/01/2018 collateralized by $9,165,000 U.S. Treasury Note, 1.375% due 6/30/2023 valued at $8,646,573 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $8,472,978)	8,472,978

	Total Investments — 101.0% (Identified Cost $158,060,829)	191,812,378
	Other assets less liabilities — (1.0)%	(1,913,106)

	Net Assets — 100.0%	$189,899,272

Purchased Options — 0.4%

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options — 0.4%
S&P 500® Index, Put(a)	09/21/2018	2,475	300	$81,158,100	$2,940,612	$825,000

Written Options — (0.3%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (0.3%)
S&P 500® Index, Put	09/21/2018	2,375	(300)	$(81,158,100)	$(2,249,388)	$(556,500)

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Vaughan Nelson Select Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at May 31, 2018 (Unaudited)

Oil, Gas & Consumable Fuels	9.4%
Media	9.3
Health Care Providers & Services	6.0
Software	5.5
IT Services	5.5
Semiconductors & Semiconductor Equipment	5.2
Aerospace & Defense	5.0
Chemicals	4.9
Specialty Retail	4.8
Diversified Financial Services	4.6
Auto Components	4.5
Energy Equipment & Services	3.6
Personal Products	3.5
Banks	3.2
Machinery	3.1
Biotechnology	2.9
Technology Hardware, Storage & Peripherals	2.9
Life Sciences Tools & Services	2.4
Diversified Telecommunication Services	2.3
Internet Software & Services	2.3
Capital Markets	2.3
Other Investments, less than 2% each	3.3
Short-Term Investments	4.5

Total Investments	101.0
Other assets less liabilities (including open written options)	(1.0)

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Statements of Assets and Liabilities

May 31, 2018 (Unaudited)

	Loomis Sayles Dividend Income Fund	Loomis Sayles Global Growth Fund	Vaughan Nelson Select Fund
ASSETS
Investments at cost	$33,682,372	$51,211,504	$158,060,829
Net unrealized appreciation	2,319,856	3,140,343	33,751,549

Investments at value	36,002,228	54,351,847	191,812,378
Cash	75,065	—	—
Foreign currency at value (identified cost $0, $23,781 and $0, respectively)	—	23,838	—
Receivable for Fund shares sold	560	4,280	1,005,068
Dividends and interest receivable	129,135	37,785	175,129
Tax reclaims receivable	159	31,939	12,553
Prepaid expenses (Note 8)	46	41	222

TOTAL ASSETS	36,207,193	54,449,730	193,005,350

LIABILITIES
Options written, at value (premiums received $2,436, $0 and $2,249,388, respectively) (Note 2)	125	—	556,500
Payable for securities purchased	—	569,883	2,266,303
Payable for Fund shares redeemed	—	—	84,589
Management fees payable (Note 6)	16,941	12,845	92,915
Deferred Trustees’ fees (Note 6)	50,922	12,781	50,324
Administrative fees payable (Note 6)	1,389	1,445	7,047
Payable to distributor (Note 6d)	268	44	608
Other accounts payable and accrued expenses	45,704	47,424	47,792

TOTAL LIABILITIES	115,349	644,422	3,106,078

NET ASSETS	$36,091,844	$53,805,308	$189,899,272

NET ASSETS CONSIST OF:
Paid-in capital	$32,759,553	$50,116,072	$151,939,186
Undistributed (Distributions in excess of) net investment income	90,401	116,046	(218,462)
Accumulated net realized gain on investments, options written and foreign currency transactions	919,723	433,320	2,734,111
Net unrealized appreciation on investments, options written and foreign currency translations	2,322,167	3,139,870	35,444,437

NET ASSETS	$36,091,844	$53,805,308	$189,899,272

See accompanying notes to financial statements.

25  |

Statements of Assets and Liabilities (continued)

May 31, 2018 (Unaudited)

	Loomis Sayles Dividend Income Fund		Loomis Sayles Global Growth Fund	Vaughan Nelson Select Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$14,019,388		$1,804,825	$24,036,734

Shares of beneficial interest	1,268,106		134,772	1,324,015

Net asset value and redemption price per share	$11.06		$13.39	$18.15

Offering price per share (100/94.25 of net asset value) (Note 1)	$11.73		$14.21	$19.26

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$5,791,884		$280,354	$7,304,844

Shares of beneficial interest	526,944		21,198	419,995

Net asset value and offering price per share	$10.99		$13.23	$17.39

Class N shares:
Net assets	$1,044		$4,878,887	$1,219

Shares of beneficial interest	94		363,158	67

Net asset value, offering and redemption price per share	$11.07	*	$13.43	$18.27	*

Class Y shares:
Net assets	$16,279,528		$46,841,242	$158,556,475

Shares of beneficial interest	1,471,396		3,486,922	8,687,197

Net asset value, offering and redemption price per share	$11.06		$13.43	$18.25

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  26

Statements of Operations

For the Six Months Ended May 31, 2018 (Unaudited)

	Loomis Sayles Dividend Income Fund	Loomis Sayles Global Growth Fund	Vaughan Nelson Select Fund
INVESTMENT INCOME
Dividends	$777,215	$306,494	$1,438,909
Interest	735	2,680	15,592
Less net foreign taxes withheld	—	(24,925)	(3,895)

	777,950	284,249	1,450,606

Expenses
Management fees (Note 6)	121,235	120,101	758,453
Service and distribution fees (Note 6)	52,863	3,064	64,115
Administrative fees (Note 6)	8,959	6,659	39,572
Trustees’ fees and expenses (Note 6)	8,887	8,086	10,645
Transfer agent fees and expenses (Notes 6 and 7)	19,418	3,751	32,555
Audit and tax services fees	23,260	18,911	18,732
Custodian fees and expenses	3,708	10,868	3,543
Legal fees	520	365	1,703
Registration fees	61,570	63,993	68,447
Shareholder reporting expenses	7,812	1,947	12,759
Miscellaneous expenses (Note 8)	7,018	6,328	6,957

Total expenses	315,250	244,073	1,017,481
Less waiver and/or expense reimbursement (Note 6)	(89,681)	(87,294)	(73,236)

Net expenses	225,569	156,779	944,245

Net investment income	552,381	127,470	506,361

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	1,017,088	479,329	2,532,718
Options written	21,803	—	(60,277)
Foreign currency transactions (Note 2c)	—	1,712	—
Net change in unrealized appreciation (depreciation) on:
Investments	(1,930,063)	(145,011)	6,022,712
Options written	1,825	—	1,150,696
Foreign currency transactions (Note 2c)	—	(1,011)	—

Net realized and unrealized gain (loss) on investments, options written and foreign currency transactions	(889,347)	335,019	9,645,849

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(336,966)	$462,489	$10,152,210

See accompanying notes to financial statements.

27  |

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|  28

Statements of Changes in Net Assets

	Loomis Sayles Dividend Income Fund
	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
FROM OPERATIONS:
Net investment income	$552,381	$1,276,324
Net realized gain on investments, options written and foreign currency transactions	1,038,891	1,657,611
Net change in unrealized appreciation (depreciation) on investments, options written and foreign currency translations	(1,928,238)	2,197,112

Net increase (decrease) in net assets resulting from operations	(336,966)	5,131,047

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(215,794)	(366,391)
Class C	(72,938)	(150,359)
Class N	(16)	(16)
Class Y	(284,409)	(525,416)
Net realized capital gains
Class A	(605,908)	(26,949)
Class C	(316,697)	(12,460)
Class N	(39)	—
Class Y	(739,011)	(30,883)

Total distributions	(2,234,812)	(1,112,474)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(6,898,278)	6,456,317

Net increase (decrease) in net assets	(9,470,056)	10,474,890
NET ASSETS
Beginning of the period	45,561,900	35,087,010

End of the period	$36,091,844	$45,561,900

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$90,401	$111,177

See accompanying notes to financial statements.

29  |

Statements of Changes in Net Assets (continued)

Loomis Sayles Global Growth Fund		Vaughan Nelson Select Fund
Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017

$127,470	$52,478	$506,361	$766,365
481,041	501,578	2,472,441	14,787,021
(146,022)	3,130,805	7,173,408	13,647,695

462,489	3,684,861	10,152,210	29,201,081

(2,956)	(578)	(119,484)	(9,096)
—	(7)	—	—
(5)	—	(10)	—
(55,031)	(44,506)	(1,174,471)	(277,073)

(44,924)	(3,916)	(1,596,388)	(328,006)
(4,651)	(498)	(530,390)	(124,325)
(36)	—	(82)	—
(485,507)	(200,228)	(10,702,893)	(1,583,641)

(593,110)	(249,733)	(14,123,718)	(2,322,141)

36,207,211	4,281,483	40,427,136	(5,953,310)

36,076,590	7,716,611	36,455,628	20,925,630

17,728,718	10,012,107	153,443,644	132,518,014

$53,805,308	$17,728,718	$189,899,272	$153,443,644

$116,046	$46,568	$(218,462)	$569,142

See accompanying notes to financial statements.

|  30

Financial Highlights

For a share outstanding throughout each period.

	Loomis Sayles Dividend Income Fund—Class A
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30, 2017	Year Ended November 30, 2016		Year Ended November 30, 2015	Year Ended November 30, 2014		Year Ended November 30, 2013
Net asset value, beginning of the period	$11.77		$10.70	$11.35		$13.02	$12.87		$10.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.32	0.35		0.34	0.51	(b)	0.32
Net realized and unrealized gain (loss)	(0.27)		1.03	0.53		(0.58)	0.91		2.47

Total from Investment Operations	(0.12)		1.35	0.88		(0.24)	1.42		2.79

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.26)	(0.34)		(0.33)	(0.50)		(0.33)
Net realized capital gains	(0.43)		(0.02)	(1.19)		(1.10)	(0.77)		(0.02)

Total Distributions	(0.59)		(0.28)	(1.53)		(1.43)	(1.27)		(0.35)

Net asset value, end of the period	$11.06		$11.77	$10.70		$11.35	$13.02		$12.87

Total return(c)(d)	(1.04	)%(e)	12.76%	9.26%		(1.89)%	11.95	%(b)	27.35%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$14,019		$16,518	$14,236		$11,329	$7,569		$5,978
Net expenses(f)	1.10	%(g)	1.10%	1.16	%(h)	1.20%	1.20%		1.20%
Gross expenses	1.55	%(g)	1.42%	1.51%		1.60%	1.67%		1.55%
Net investment income	2.75	%(g)	2.82%	3.46%		2.96%	4.03	%(b)	2.70%
Portfolio turnover rate	14%		40%	35%		51%	65%		45%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.33, total return would have been 10.53% and the ratio of net investment income to average net assets would have been 2.63%.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2016, the expense limit decreased from 1.20% to 1.10%.

See accompanying notes to financial statements.

31  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Dividend Income Fund—Class C
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30, 2017	Year Ended November 30, 2016		Year Ended November 30, 2015	Year Ended November 30, 2014		Year Ended November 30, 2013
Net asset value, beginning of the period	$11.70		$10.65	$11.30		$12.98	$12.81		$10.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.24	0.27		0.26	0.44	(b)	0.25
Net realized and unrealized gain (loss)	(0.28)		1.02	0.53		(0.58)	0.89		2.45

Total from Investment Operations	(0.17)		1.26	0.80		(0.32)	1.33		2.70

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.19)	(0.26)		(0.26)	(0.39)		(0.29)
Net realized capital gains	(0.43)		(0.02)	(1.19)		(1.10)	(0.77)		(0.02)

Total Distributions	(0.54)		(0.21)	(1.45)		(1.36)	(1.16)		(0.31)

Net asset value, end of the period	$10.99		$11.70	$10.65		$11.30	$12.98		$12.81

Total return(c)(d)	(1.45	)%(e)	11.87%	8.48%		(2.64)%	11.14	%(b)	26.40%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,792		$8,525	$5,505		$3,744	$1,716		$5,260
Net expenses(f)	1.85	%(g)	1.85%	1.90	%(h)	1.95%	1.95%		1.95%
Gross expenses	2.30	%(g)	2.17%	2.26%		2.35%	2.42%		2.21%
Net investment income	1.96	%(g)	2.11%	2.68%		2.21%	3.54	%(b)	2.03%
Portfolio turnover rate	14%		40%	35%		51%	65%		45%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.21, total return would have been 9.71% and the ratio of net investment income to average net assets would have been 1.70%.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2016, the expense limit decreased from 1.95% to 1.85%.

See accompanying notes to financial statements.

|  32

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Dividend Income Fund—Class N
	Six Months Ended May 31, 2018 (Unaudited)	Period Ended November 30, 2017*
Net asset value, beginning of the period	$11.78	$11.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.24
Net realized and unrealized gain (loss)	(0.27)	0.35

Total from Investment Operations	(0.10)	0.59

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.18)
Net realized capital gains	(0.43)	—

Total Distributions	(0.61)	(0.18)

Net asset value, end of the period	$11.07	$11.78

Total return(b)(c)	(0.89)%	5.26%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1	$1
Net expenses(d)(e)	0.80%	0.80%
Gross expenses(e)	27.60%	14.68%
Net investment income(e)	3.10%	3.16%
Portfolio turnover rate	14%	40	%(f)

*	From commencement of Class operations on March 31, 2017 through November 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for year ended November 30, 2017.

See accompanying notes to financial statements.

33  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Dividend Income Fund—Class Y
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30, 2017	Year Ended November 30, 2016		Year Ended November 30, 2015	Year Ended November 30, 2014		Year Ended November 30, 2013
Net asset value, beginning of the period	$11.78		$10.71	$11.36		$13.03	$12.88		$10.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.35	0.37		0.35	0.56	(b)	0.35
Net realized and unrealized gain (loss)	(0.29)		1.03	0.53		(0.56)	0.90		2.47

Total from Investment Operations	(0.12)		1.38	0.90		(0.21)	1.46		2.82

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)		(0.29)	(0.36)		(0.36)	(0.54)		(0.36)
Net realized capital gains	(0.43)		(0.02)	(1.19)		(1.10)	(0.77)		(0.02)

Total Distributions	(0.60)		(0.31)	(1.55)		(1.46)	(1.31)		(0.38)

Net asset value, end of the period	$11.06		$11.78	$10.71		$11.36	$13.03		$12.88

Total return(c)	(1.00	)%(d)	13.03%	9.53%		(1.64)%	12.22	%(b)	27.63%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$16,280		$20,518	$15,345		$10,588	$22,545		$13,917
Net expenses(e)	0.85	%(f)	0.85%	0.90	%(g)	0.95%	0.95%		0.95%
Gross expenses	1.30	%(f)	1.16%	1.26%		1.32%	1.41%		1.34%
Net investment income	3.00	%(f)	3.07%	3.62%		2.97%	4.46	%(b)	2.97%
Portfolio turnover rate	14%		40%	35%		51%	65%		45%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.37, total return would have been 10.80% and the ratio of net investment income to average net assets would have been 2.91%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2016, the expense limit decreased from 0.95% to 0.85%.

See accompanying notes to financial statements.

|  34

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class A
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30, 2017		Period Ended November 30, 2016*
Net asset value, beginning of the period	$13.44		$10.53		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04		(0.00	)(b)	0.00	(b)
Net realized and unrealized gain (loss)	0.35		3.15		0.53

Total from Investment Operations	0.39		3.15		0.53

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)		(0.03)		—
Net realized capital gains	(0.41)		(0.21)		—

Total Distributions	(0.44)		(0.24)		—

Net asset value, end of the period	$13.39		$13.44		$10.53

Total return(c)(d)	2.90	%(e)	30.63%		5.30	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,805		$1,541		$195
Net expenses(f)	1.27	%(g)	1.29%		1.30	%(g)
Gross expenses	1.86	%(g)	2.56%		2.74	%(g)
Net investment income (loss)	0.56	%(g)	(0.00	)%(h)	0.00	%(g)(h)
Portfolio turnover rate	6%		17%		12%

*	From commencement of operations on March 31, 2016 through November 30, 2016.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

35  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class C
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30, 2017		Period Ended November 30, 2016*
Net asset value, beginning of the period	$13.30		$10.47		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)		(0.09)		(0.08)
Net realized and unrealized gain (loss)	0.35		3.13		0.55

Total from Investment Operations	0.34		3.04		0.47

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.00	)(b)	—
Net realized capital gains	(0.41)		(0.21)		—

Total Distributions	(0.41)		(0.21)		—

Net asset value, end of the period	$13.23		$13.30		$10.47

Total return(c)(d)	2.57	%(e)	29.67%		4.70	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$280		$134		$25
Net expenses(f)	2.03	%(g)	2.04%		2.05	%(g)
Gross expenses	2.61	%(g)	3.31%		3.18	%(g)
Net investment loss	(0.14	)%(g)	(0.73)%		(1.09	)%(g)
Portfolio turnover rate	6%		17%		12%

*	From commencement of operations on March 31, 2016 through November 30, 2016.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  36

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class N
	Six Months Ended May 31, 2018 (Unaudited)	Period Ended November 30, 2017*
Net asset value, beginning of the period	$13.49	$11.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.03
Net realized and unrealized gain (loss)	0.33	2.20

Total from Investment Operations	0.40	2.23

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	—
Net realized capital gains	(0.41)	—

Total Distributions	(0.46)	—

Net asset value, end of the period	$13.43	$13.49

Total return(b)(c)	3.00%	19.80%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,879	$1
Net expenses(d)(e)	1.00%	1.00%
Gross expenses(e)	1.60%	15.78%
Net investment income(e)	1.05%	0.30%
Portfolio turnover rate	6%	17	%(f)

*	From commencement of Class operations on March 31, 2017 through November 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for the year ended November 30, 2017.

See accompanying notes to financial statements.

37  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class Y
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30, 2017	Period Ended November 30, 2016*
Net asset value, beginning of the period	$13.48		$10.55	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.05	0.03
Net realized and unrealized gain (loss)	0.35		3.14	0.52

Total from Investment Operations	0.41		3.19	0.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.05)	—
Net realized capital gains	(0.41)		(0.21)	—

Total Distributions	(0.46)		(0.26)	—

Net asset value, end of the period	$13.43		$13.48	$10.55

Total return(b)	3.04	%(c)	30.96%	5.50	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$46,841		$16,053	$9,793
Net expenses(d)	1.03	%(e)	1.04%	1.05	%(e)
Gross expenses	1.61	%(e)	2.31%	2.55	%(e)
Net investment income	0.86	%(e)	0.40%	0.45	%(e)
Portfolio turnover rate	6%		17%	12%

*	From commencement of operations on March 31, 2016 through November 30, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  38

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class A
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30, 2017		Year Ended November 30, 2016		Year Ended November 30, 2015	Year Ended November 30, 2014		Year Ended November 30, 2013
Net asset value, beginning of the period	$18.59		$15.38		$14.82		$14.78	$14.22		$10.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04		0.06		0.03		0.01	(0.01)		0.01	(b)
Net realized and unrealized gain (loss)	0.96		3.41		0.83		0.47	2.01		3.94

Total from Investment Operations	1.00		3.47		0.86		0.48	2.00		3.95

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.01)		(0.00	)(c)	—	(0.01)		—
Net realized capital gains	(1.34)		(0.25)		(0.30)		(0.44)	(1.43)		(0.23)

Total Distributions	(1.44)		(0.26)		(0.30)		(0.44)	(1.44)		(0.23)

Net asset value, end of the period	$18.15		$18.59		$15.38		$14.82	$14.78		$14.22

Total return(d)	5.74	%(e)(f)	22.86	%(f)	5.91	%(f)	3.31%	15.31	%(f)	38.44	%(b)(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$24,037		$22,268		$20,502		$15,794	$11,182		$9,468
Net expenses	1.24	%(g)(h)	1.28	%(h)(i)	1.34	%(h)(j)	1.40%	1.40	%(h)	1.40	%(h)
Gross expenses	1.32	%(g)	1.33%		1.37%		1.40%	1.62%		1.96%
Net investment income (loss)	0.40	%(g)	0.39%		0.18%		0.05%	(0.08)%		0.05	%(b)
Portfolio turnover rate	16%		66%		64%		35%	64%		112%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.01), total return would have been 38.24%, and the ratio of net investment loss to average net assets would have been (0.07)%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Effective July 1, 2017, the expense limit decreased from 1.30% to 1.25%.
(j)	Effective July 1, 2016, the expense limit decreased from 1.40% to 1.30%.

See accompanying notes to financial statements.

39  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class C
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30, 2017		Year Ended November 30, 2016		Year Ended November 30, 2015	Year Ended November 30, 2014		Year Ended November 30, 2013
Net asset value, beginning of the period	$17.84		$14.87		$14.44		$14.52	$14.07		$10.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.03)		(0.06)		(0.08)		(0.10)	(0.11)		(0.08	)(b)
Net realized and unrealized gain (loss)	0.92		3.28		0.81		0.46	1.99		3.91

Total from Investment Operations	0.89		3.22		0.73		0.36	1.88		3.83

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—		—	—		—
Net realized capital gains	(1.34)		(0.25)		(0.30)		(0.44)	(1.43)		(0.23)

Total Distributions	(1.34)		(0.25)		(0.30)		(0.44)	(1.43)		(0.23)

Net asset value, end of the period	$17.39		$17.84		$14.87		$14.44	$14.52		$14.07

Total return(c)	5.31	%(d)(e)	21.96	%(e)	5.14	%(e)	2.52%	14.54	%(e)	37.38	%(b)(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$7,305		$7,429		$7,693		$5,607	$2,955		$1,118
Net expenses	1.99	%(f)(g)	2.03	%(g)(h)	2.09	%(g)(i)	2.15%	2.15	%(g)	2.15	%(g)
Gross expenses	2.07	%(f)	2.08%		2.12%		2.15%	2.35%		2.76%
Net investment loss	(0.35	)%(f)	(0.37)%		(0.58)%		(0.69)%	(0.84)%		(0.62	)%(b)
Portfolio turnover rate	16%		66%		64%		35%	64%		112%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.09), total return would have been 37.28%, and the ratio of net investment loss to average net assets would have been (0.75)%.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective July 1, 2017, the expense limit decreased from 2.05% to 2.00%.
(i)	Effective July 1, 2016, the expense limit decreased from 2.15% to 2.05%.

See accompanying notes to financial statements.

|  40

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class N
	Six Months Ended May 31, 2018 (Unaudited)	Period Ended November 30, 2017*
Net asset value, beginning of the period	$18.73	$16.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.09
Net realized and unrealized gain (loss)	0.97	2.36

Total from Investment Operations	1.03	2.45

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	—
Net realized capital gains	(1.34)	—

Total Distributions	(1.49)	—

Net asset value, end of the period	$18.27	$18.73

Total return(b)(c)	5.90%	15.05%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1	$1
Net expenses(d)(e)	0.95%	0.97	%(f)
Gross expenses(e)	13.79%	14.62%
Net investment income(e)	0.67%	0.80%
Portfolio turnover rate	16%	66	%(g)

*	From commencement of Class operations on March 31, 2017 through November 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2017, the expense limit decreased from 1.00% to 0.95%.
(g)	Represents the Fund’s portfolio turnover rate for the year ended November 30, 2017.

See accompanying notes to financial statements.

41  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class Y
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30, 2017		Year Ended November 30, 2016		Year Ended November 30, 2015	Year Ended November 30, 2014		Year Ended November 30, 2013
Net asset value, beginning of the period	$18.71		$15.48		$14.90		$14.83	$14.24		$10.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.11		0.06		0.05	0.02		0.04	(b)
Net realized and unrealized gain (loss)	0.97		3.41		0.85		0.47	2.03		3.94

Total from Investment Operations	1.03		3.52		0.91		0.52	2.05		3.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.04)		(0.03)		(0.01)	(0.03)		(0.02)
Net realized capital gains	(1.34)		(0.25)		(0.30)		(0.44)	(1.43)		(0.23)

Total Distributions	(1.49)		(0.29)		(0.33)		(0.45)	(1.46)		(0.25)

Net asset value, end of the period	$18.25		$18.71		$15.48		$14.90	$14.83		$14.24

Total return	5.86	%(c)(d)	23.13	%(d)	6.22	%(d)	3.56%	15.66	%(d)	38.80	%(b)(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$158,556		$123,746		$104,324		$78,483	$54,095		$14,211
Net expenses	0.99	%(e)(f)	1.03	%(f)(g)	1.09	%(f)(h)	1.15%	1.15	%(f)	1.15	%(f)
Gross expenses	1.07	%(e)	1.08%		1.12%		1.15%	1.33%		1.80%
Net investment income	0.64	%(e)	0.64%		0.43%		0.31%	0.16%		0.33	%(b)
Portfolio turnover rate	16%		66%		64%		35%	64%		112%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.02, total return would have been 38.61%, and the ratio of net investment income to average net assets would have been 0.15%.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2017, the expense limit decreased from 1.05% to 1.00%.
(h)	Effective July 1, 2016, the expense limit decreased from 1.15% to 1.05%.

See accompanying notes to financial statements.

|  42

Notes to Financial Statements

May 31, 2018 (Unaudited)

1.  Organization.  Natixis Funds Trust II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Dividend Income Fund (the “Dividend Income Fund”)

Loomis Sayles Global Growth Fund (the “Global Growth Fund”)

Vaughan Nelson Select Fund (the “Select Fund”)

On December 30, 2017, Natixis Investment Managers, L.P. (“Natixis”) contributed $8,000,000 in additional seed money to the Global Growth Fund.

Each Fund is a diversified investment company, except for Select Fund, which is a non-diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares. Class T shares of the Funds are not currently available for purchase. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Effective June 1, 2018, Class C shares will automatically convert to Class A shares after 10 years. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

43  |

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Domestic exchange-traded single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer

|  44

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

quotations. Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Funds will fair value S&P 500® Index options using the closing rotation values published by the CBOE. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s Net Asset Value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of May 31, 2018, purchased and written S&P 500® Index options held by Select Fund were fair valued at $825,000 and $(556,500), representing 0.4% and (0.3)% of net assets, respectively, using the closing rotation values published by the CBOE.

As of May 31, 2018, securities held by Global Growth Fund were fair valued as follows:

Equity Securities[1]	Percentage of Net Assets
$15,073,477	28.0%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on

45  |

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

trade date. Dividend income, including income reinvested, is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

|  46

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

d.  Option Contracts.  Certain Funds may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument or index to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument or index to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced.

e.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of May 31, 2018 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the

47  |

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses and return of capital and capital gain distributions received. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, return of capital distributions received and options contract mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended November 30, 2017 was as follows:

	2017 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Dividend Income Fund	$1,075,908	$36,566	$1,112,474
Global Growth Fund	249,733	—	249,733
Select Fund	286,169	2,035,972	2,322,141

|  48

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of May 31, 2018, the cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Dividend Income Fund	Global Growth Fund	Select Fund
Federal tax cost	$33,682,372	$51,211,504	$158,060,829

Gross tax appreciation	$4,247,997	$4,242,348	$40,178,488
Gross tax depreciation	(1,925,830)	(1,102,005)	(4,734,051)

Net tax appreciation	$2,322,167	$3,140,343	$35,444,437

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

g.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of May 31, 2018, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in

49  |

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2018, at value:

Dividend Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$35,389,809	$—	$—	$35,389,809
Preferred Stocks(a)	612,419			612,419

Total	$36,002,228	$—	$—	$36,002,228

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(125)	$—	$—	$(125)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended May 31, 2018, there were no transfers among Levels 1, 2 and 3.

|  50

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

Global Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$986,981	$536,041	$—	$1,523,022
Denmark	—	1,857,269	—	1,857,269
France	—	2,379,076	—	2,379,076
Italy	—	735,609	—	735,609
Sweden	—	918,183	—	918,183
Switzerland	—	3,469,313	—	3,469,313
United Kingdom	—	4,222,191	—	4,222,191
United States	27,220,938	955,795	—	28,176,733
All Other Common Stocks(a)	9,943,619	—	—	9,943,619

Total Common Stocks	38,151,538	15,073,477	—	53,225,015

Short-Term Investments	—	1,126,832	—	1,126,832

Total	$38,151,538	$16,200,309	$—	$54,351,847

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended May 31, 2018, there were no transfers among Levels 1, 2 and 3.

Select Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$179,705,776	$—	$—	$179,705,776
Closed-End Investment Companies	2,808,624	—	—	2,808,624
Purchased Options(a)	—	825,000	—	825,000
Short-Term Investments	—	8,472,978	—	8,472,978

Total	$182,514,400	$9,297,978	$—	$191,812,378

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$—	$(556,500)	$—	$(556,500)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended May 31, 2018, there were no transfers among Levels 1, 2 and 3.

51  |

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Dividend Income Fund and Select Fund used during the period include option contracts.

Dividend Income Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns and may use written put options to offset the cost of options used for hedging purposes. The Fund may also use purchased call options, written call options and written put options for investment purposes. During the six months ended May 31, 2018, the Fund engaged in written put and call options for both hedging and investment purposes.

Select Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use purchased and written put options to hedge against a decline in values. The Fund may also use written call options to collect incremental income on an equity position it holds. During the six months ended May 31, 2018, the Fund engaged in purchased and written put options for hedging purposes.

The following is a summary of derivative instruments for the Dividend Income Fund as of May 31, 2018, as reflected within the Statements of Assets and Liabilities:

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(125)

The following is a summary of derivative instruments for the Select Fund as of May 31, 2018, as reflected within the Statements of Assets and Liabilities:

Assets	Investments at value[1]
Exchange-traded asset derivatives
Equity contracts	$825,000

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(556,500)

[1]	Represents purchased options, at value.

|  52

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

Transactions in derivative instruments for Dividend Income Fund during the six months ended May 31, 2018, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Options written
Equity contracts	$21,803

Net Change in Unrealized Appreciation (Depreciation) on:	Options written
Equity contracts	$1,825

Transactions in derivative instruments for Select Fund during the six months ended May 31, 2018, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Options written
Equity contracts	$(60,277)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[2]	Options written
Equity contracts	$(1,374,000)	$1,150,696

[2]	Represents change in unrealized appreciation (depreciation) for purchased options during the period.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of option contract activity, as a percentage of net assets, for Dividend Income Fund, based on month-end market values of underlying securities, at absolute value, was as follows for the six months ended May 31, 2018:

Dividend Income Fund**	Call Options Written	Put Options Written
Average Market Value of Underlying Securities	0.25%	0.90%
Highest Market Value of Underlying Securities	1.21%	1.84%
Lowest Market Value of Underlying Securities	0.00%	0.24%
Market Value of Underlying Securities as of May 31, 2018	0.00%	0.89%

53  |

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

The volume of option contract activity, as a percentage of net assets, for Select Fund, based on month-end market values of underlying securities, at absolute value, was as follows for the six months ended May 31, 2018:

Select Fund**	Put Options Purchased	Call Options Written	Put Options Written
Average Market Value of Underlying Securities	45.41%	0.34%	45.41%
Highest Market Value of Underlying Securities	45.33%	0.00%	45.33%
Lowest Market Value of Underlying Securities	42.74%	0.00%	42.74%
Market Value of Underlying Securities as of May 31, 2018	42.74%	0.00%	42.74%

**	Market value of underlying instruments is determined as follows: for securities by multiplying option shares by the price of the option’s underlying security, as determined by the Fund’s Pricing Policies and Procedures and for indices by multiplying option contracts by the contract multiplier by the price of the option’s underlying index.

Amounts outstanding at the end of the prior period are included in the average amount outstanding.

5.  Purchases and Sales of Securities.  For the six months ended May 31, 2018, purchases and sales of securities (excluding short-term investments, option contracts and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Dividend Income Fund	$5,498,158	$13,525,352
Global Growth Fund	37,206,994	1,856,456
Select Fund	48,601,457	27,389,327

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Funds, except Select Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on average daily net assets:

Fund	Percentage of Average Daily Net Assets
Dividend Income Fund	0.60%
Global Growth Fund	0.80%

Natixis Advisors, L.P. (“Natixis Advisors”), serves as investment adviser to the Select Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.85%, calculated daily and payable monthly, based on the

|  54

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

Fund’s average daily net assets. Effective July 1, 2018, the Fund pays a management fee at the annual rate of 0.80%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Natixis Advisors has entered into a subadvisory agreement with Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). Under the terms of the subadvisory agreement, the Fund pays a subadvisory fee at the annual rate of 0.53%, calculated daily and payable monthly, based on the Fund’s average daily net assets. Payments to Natixis Advisors are reduced by the amount of payments to Vaughan Nelson.

Loomis Sayles and Natixis Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until March 31, 2019, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended May 31, 2018, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Dividend Income Fund	1.10%	1.85%	0.80%	0.85%
Global Growth Fund	1.30%	2.05%	1.00%	1.05%
Select Fund	1.25%	2.00%	0.95%	1.00%

Effective July 1, 2018, the expense limits as a percentage of average daily net assets under the expense limitation agreement for Select Fund are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Select Fund	1.20%	1.95%	0.90%	0.95%

This undertaking is in effect until March 31, 2020, may be terminated before then only with the consent of the Fund’s Board of Trustees, and will be reevaluated on an annual basis.

Loomis Sayles and Natixis Advisors shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its

55  |

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended May 31, 2018, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
					Gross	Net
Dividend Income Fund	$121,235	$89,543	$—	$31,692	0.60%	0.16%
Global Growth Fund	120,101	83,666	3,486	32,949	0.80%	0.22%
Select Fund	758,453	60,993	12,167	685,293	0.85%	0.77%

[1]	Contractual management fee waivers are subject to possible recovery until November 30, 2019.
[2]	Voluntary management fee waivers are not subject to recovery under the expense limitation agreement described above.

No expenses were recovered for any of the Funds during the six months ended May 31, 2018 under the terms of the expense limitation agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the

|  56

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended May 31, 2018, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Dividend Income Fund	$19,041	$8,456	$25,366
Global Growth Fund	2,053	253	758
Select Fund	28,554	8,890	26,671

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended May 31, 2018, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Dividend Income Fund	$8,959
Global Growth Fund	6,659
Select Fund	39,572

Effective July 1, 2018, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

57  |

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended May 31, 2018, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Dividend Income Fund	$14,558
Global Growth Fund	1,142
Select Fund	26,880

As of May 31, 2018, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Dividend Income Fund	$268
Global Growth Fund	44
Select Fund	608

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

|  58

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended May 31, 2018 were as follows:

Fund	Commissions
Dividend Income Fund	$2,732
Global Growth Fund	821
Select Fund	864

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $340,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $170,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $12,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2018, the Chairperson of the Board received a retainer fee at the annual rate of $325,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $155,000, the chairperson of the Contract Review Committee and Audit Committee each received an additional retainer fee at the annual rate of $17,500 and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $10,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Natixis ETF

59  |

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Payment by Affiliates.  During the six months ended May 31, 2018, Loomis Sayles reimbursed Dividend Income Fund $549 in connection with a trading error.

h.  Affiliated Ownership.  As of May 31, 2018, Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) and Natixis and affiliates held shares of the Funds representing the following percentages of the Funds’ net assets:

Fund	Retirement Plan	Natixis	Total Affiliated Ownership
Dividend Income Fund	4.06%	Less than 0.01%	4.06%
Global Growth Fund	—	28.39%	28.39%
Select Fund	—	Less than 0.01%	Less than 0.01%

Investment activities of affiliated shareholders could have material impacts on the Funds.

i.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through March 31, 2019 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended May 31, 2018, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Fund	Reimbursement of Transfer Agency Expenses
Class N
Dividend Income Fund	$138
Global Growth Fund	142
Select Fund	76

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

|  60

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

For the six months ended May 31, 2018, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Dividend Income Fund	$7,243	$3,247	$138	$8,790
Global Growth Fund	217	27	142	3,365
Select Fund	4,170	1,301	76	27,008

8.  Line of Credit.  Effective April 12, 2018, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Prior to April 12, 2018, each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund was able borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate did not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest was charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended May 31, 2018, none of the Funds had borrowings under these agreements.

9.  Brokerage Commission Recapture.  Certain Funds have entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such

61  |

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

agreements and are included in realized gains on investments on the Statements of Operations. For the six months ended May 31, 2018, amounts rebated under these agreements were as follows:

Fund	Rebates
Dividend Income Fund	$778

Effective March 9, 2018, the brokerage commission recapture program was terminated.

10.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

The Select Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of May 31, 2018, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6h)	Total Percentage of Ownership
Dividend Income Fund	3	39.96%	—	39.96%
Global Growth Fund	2	40.46%	28.39%	68.85%
Select Fund	3	34.25%	—	34.25%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

|  62

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended May 31, 2018		Year Ended November 30, 2017(a)
Dividend Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	98,573	$1,130,884	644,788	$7,242,601
Issued in connection with the reinvestment of distributions	70,350	789,199	32,753	372,907
Redeemed	(304,227)	(3,496,945)	(604,204)	(6,827,947)

Net change	(135,304)	$(1,576,862)	73,337	$787,561

Class C
Issued from the sale of shares	45,148	$524,292	466,797	$5,160,586
Issued in connection with the reinvestment of distributions	33,790	378,437	13,559	153,911
Redeemed	(280,593)	(3,225,727)	(268,704)	(3,044,582)

Net change	(201,655)	$(2,322,998)	211,652	$2,269,915

Class N
Issued from the sale of shares	—	$—	88	$1,001
Issued in connection with the reinvestment of distributions	5	55	1	16

Net change	5	$55	89	$1,017

Class Y
Issued from the sale of shares	71,484	$803,916	1,305,162	$14,627,024
Issued in connection with the reinvestment of distributions	90,743	1,017,774	48,460	552,167
Redeemed	(432,803)	(4,820,163)	(1,044,301)	(11,781,367)

Net change	(270,576)	$(2,998,473)	309,321	$3,397,824

Increase (decrease) from capital share transactions	(607,530)	$(6,898,278)	594,399	$6,456,317

(a)	From commencement of operations on March 31, 2017 through November 30, 2017 for Class N shares.

63  |

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended May 31, 2018		Year Ended November 30, 2017(a)
Global Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	34,064	$458,705	110,685	$1,346,389
Issued in connection with the reinvestment of distributions	3,442	45,503	433	4,494
Redeemed	(17,328)	(236,448)	(15,006)	(194,373)

Net change	20,178	$267,760	96,112	$1,156,510

Class C
Issued from the sale of shares	11,628	$155,285	9,171	$113,252
Issued in connection with the reinvestment of distributions	355	4,651	49	505
Redeemed	(831)	(11,339)	(1,524)	(19,643)

Net change	11,152	$148,597	7,696	$94,114

Class N
Issued from the sale of shares	370,192	$5,037,806	89	$1,001
Issued in connection with the reinvestment of distributions	3	41	—	—
Redeemed	(7,126)	(93,892)	—	—

Net change	363,069	$4,943,955	89	$1,001

Class Y
Issued from the sale of shares	2,500,875	$33,637,650	405,138	$4,736,808
Issued in connection with the reinvestment of distributions	40,764	540,127	23,577	244,734
Redeemed	(245,243)	(3,330,878)	(166,027)	(1,951,684)

Net change	2,296,396	$30,846,899	262,688	$3,029,858

Increase (decrease) from capital share transactions	2,690,795	$36,207,211	366,585	$4,281,483

(a)	From commencement of operations on March 31, 2017 through November 30, 2017 for Class N shares.

|  64

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended May 31, 2018		Year Ended November 30, 2017(a)
Select Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	111,996	$1,997,628	198,986	$3,285,770
Issued in connection with the reinvestment of distributions	91,854	1,591,840	19,215	294,183
Redeemed	(77,421)	(1,383,768)	(353,261)	(5,863,901)

Net change	126,429	$2,205,700	(135,060)	$(2,283,948)

Class C
Issued from the sale of shares	40,848	$691,708	65,289	$1,031,341
Issued in connection with the reinvestment of distributions	27,460	457,492	7,207	106,591
Redeemed	(64,815)	(1,117,683)	(173,330)	(2,729,372)

Net change	3,493	$31,517	(100,834)	$(1,591,440)

Class N
Issued from the sale of shares	—	$—	61	$1,001
Issued in connection with the reinvestment of distributions	6	92	—	—

Net change	6	$92	61	$1,001

Class Y
Issued from the sale of shares	2,123,975	$39,373,030	1,416,626	$23,320,670
Issued in connection with the reinvestment of distributions	649,091	11,300,753	114,285	1,756,565
Redeemed	(699,580)	(12,483,956)	(1,657,855)	(27,156,158)

Net change	2,073,486	$38,189,827	(126,944)	$(2,078,923)

Increase (decrease) from capital share transactions	2,203,414	$40,427,136	(362,777)	$(5,953,310)

(a)	From commencement of operations on March 31, 2017 through November 30, 2017 for Class N shares.

13.  Subsequent Event.  On June 8, 2018, the Board of Trustees approved a plan to liquidate the Dividend Income Fund. Such liquidation will take place on or about August 30, 2018.

65  |

Semiannual Report

May 31, 2018

Loomis Sayles Senior Floating Rate and Fixed Income Fund

LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND

Managers:	Symbols:
Kevin J. Perry	Class A LSFAX
John R. Bell	Class C LSFCX
Michael L. Klawitter, CFA® *	Class N LSFNX
Loomis, Sayles & Company, L.P.	Class Y LSFYX

*	Michael Klawitter joined the portfolio management team on July 12, 2018.

Investment Goal

The Fund seeks to provide a high level of current income.

1  |

Average Annual Total Returns — May 31, 20184

						Expense Ratios[5]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 9/30/11)[1]				Class A/C/Y	Class N
NAV	2.38%	4.78%	4.45%	6.28%	—%	0.83%	0.80%

Class A (Inception 9/30/11)
NAV	2.26	4.53	4.17	6.01	—	1.08	1.05
With 3.50% Maximum Sales Charge	-1.33	0.88	3.42	5.44	—

Class C (Inception 9/30/11)
NAV	1.89	3.76	3.39	5.23	—	1.83	1.80
With CDSC[2]	0.90	2.77	3.39	5.23	—

Class N (Inception 3/31/2017)
NAV	2.30	4.83	—	—	4.83	0.92	0.75

Comparative Performance
S&P/LSTA Leveraged Loan Index[3]	2.44	4.20	3.85	5.21	4.30

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	9/30/11 represents the date Class Y shares were first registered for public sale under the Securities Act of 1933. 9/16/11 represents commencement of operations for Class Y shares for accounting and financial reporting purposes only.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	The S&P/LSTA Leveraged Loan Index (LLI) covers loan facilities and reflects the market-value-weighted performance of U.S. dollar-denominated institutional leveraged loans.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 3/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

3  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from December 1, 2017 through May 31, 2018. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND	BEGINNING ACCOUNT VALUE 12/1/2017	ENDING ACCOUNT VALUE 5/31/2018	EXPENSES PAID DURING PERIOD* 12/1/2017 – 5/31/2018
Class A
Actual	$1,000.00	$1,022.60	$5.29
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29
Class C
Actual	$1,000.00	$1,018.90	$9.06
Hypothetical (5% return before expenses)	$1,000.00	$1,015.96	$9.05
Class N
Actual	$1,000.00	$1,023.00	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class Y
Actual	$1,000.00	$1,023.80	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.05%, 1.80%, 0.75% and 0.80% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

5  |

BOARD APPROVAL OF THE EXISTING

ADVISORY AGREEMENT

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group of funds and the Fund’s performance benchmark, (ii) information on the Fund’s advisory fee and other expenses, including information comparing the Fund’s advisory fee to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of a peer group of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) the Adviser’s financial results and financial condition, (ii) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iv) the allocation of the Fund’s brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (v) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vi) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (vii) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing the Fund’s performance and expense differentials against the Fund’s peer group/category where available, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the

|  6

Fund against similarly categorized funds. The portfolio management team for the Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreement for a one-year period at its meeting held in June 2018. In considering whether to approve the continuation of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information that compared the performance of the Fund to the performance of a peer group and category of funds and the Fund’s performance benchmark. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Fund using a variety of performance metrics, including metrics that measured the performance of the Fund on a risk adjusted basis.

The Board noted that, through December 31, 2017, the Fund’s one-, three- and five- year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles Senior Floating Rate and Fixed Income Fund	9%	8%	4%

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The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund and the Adviser and/or other relevant factors supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory and administrative services as well as the total expense level of the Fund. This information included comparisons (provided both by management and by an independent third party) of the Fund’s advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund, as well as the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Fund has an expense cap in place and they considered the amounts waived or reimbursed by the Adviser for the Fund under the cap.

The Trustees also noted that the Fund’s total advisory fee rate was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified the relatively higher advisory fee rate, including that the Fund’s advisory fee rate was only one basis point above its peer group median.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Fund, the expense levels of the Fund, and whether the Adviser had implemented breakpoints and/or expense caps with respect to the Fund and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

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After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fee or other means, such as expense caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that although the Fund’s advisory fee was not subject to breakpoints, the Fund was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of the Fund.

•

Whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement should be continued through June 30, 2019.

9  |

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans — 87.4% of Net Assets
	Aerospace & Defense — 1.4%
$12,253,349	Advanced Integration Technology LP, 2017 Term Loan B, 3-month LIBOR + 4.750%, 6.735%, 3/21/2023(a)	$12,253,349
10,986,975	Constellis Holdings LLC, 2017 1st Lien Term Loan, 3-month LIBOR + 5.000%, 7.302%, 4/21/2024(b)	11,110,579
4,331,235	CPI International, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.480%, 7/26/2024(b)	4,342,063
4,717,180	Engility Corp., Term Loan B2, 1-month LIBOR + 2.750%, 4.730%, 8/12/2023(b)	4,714,255
3,744,335	EXC Holdings III Corp., USD 2017 1st Lien Term Loan, 6-month LIBOR + 3.500%, 5.161%, 12/02/2024(b)	3,773,991
11,171,889	MHVC Acquisition Corp., 2017 Term Loan, 3-month LIBOR + 5.250%, 7.560%, 4/29/2024(b)	11,213,783
5,667,964	WP CPP Holdings LLC, 2018 Term Loan, 6-month LIBOR + 3.750%, 6.280%, 4/30/2025(b)	5,690,976

		53,098,996

	Automotive — 4.9%
11,578,000	Autodata, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.184%, 12/13/2024(b)	11,549,055
9,833,348	BBB Industries U.S. Holdings, Inc., Term B Loan (First Lien), 1-month LIBOR + 4.500%, 6.480%, 11/03/2021(b)	9,907,098
1,671,000	Bright Bidco B.V., 2018 Term Loan B, 6/30/2024(c)	1,665,152
11,379,012	Bright Bidco B.V., 2018 Term Loan B, LIBOR + 3.500%, 5.746%, 6/30/2024(d)	11,339,186
17,489,253	Capital Automotive LP, 2017 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 7.990%, 3/24/2025(b)	17,751,592
13,948,696	Dayco Products LLC, 2017 Term Loan B, 3-month LIBOR + 5.000%, 7.307%, 5/19/2023(b)	13,983,568
738,750	DexKo Global Inc., 2018 USD Incremental Term Loan, 3.500%, 7/24/2024(e)	742,909
443,250	DexKo Global Inc., 2018 USD Incremental Term Loan, 3-month LIBOR + 3.500%, 5.802%, 7/24/2024(b)	445,746
11,172,000	DexKo Global, Inc., 2018 USD Term Loan, 3-month LIBOR + 3.500%, 5.802%, 7/24/2024(b)	11,266,292
12,098,347	Innovative Xcessories & Services LLC, Term Loan B, 1-month LIBOR + 4.750%, 6.700%, 11/29/2022(b)	12,098,347
14,142,450	K&N Engineering, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.750%, 6.730%, 10/19/2023(b)	14,071,738
11,712,000	L&W, Inc., 2018 Term Loan B, 1-month LIBOR + 4.000%, 5.953%, 5/17/2025(b)	11,682,720
9,608,754	Sage Automotive Interiors, Inc., 2016 1st Lien Term Loan, 1-month LIBOR + 5.000%, 6.980%, 10/27/2022(b)	9,656,797
12,547,244	Solera LLC, USD Term Loan B, 1-month LIBOR + 2.750%, 4.730%, 3/03/2023(b)	12,578,612
9,932,000	Trico Group LLC, 2018 Term Loan, 3-month LIBOR + 6.500%, 8.807%, 2/02/2024(b)	9,981,660
14,238,405	Truck Hero, Inc., 2018 1st Lien Term Loan, 4/22/2024(c)	14,256,203
9,910,491	U.S. Farathane LLC, 2017 Term Loan B4, 3-month LIBOR + 3.500%, 5.802%, 12/23/2021(b)	9,885,715
13,859,091	Wand Intermediate I LP, 2nd Lien Term Loan, 6-month LIBOR + 7.250%, 9.138%, 9/19/2022(b)	13,928,386

		186,790,776

See accompanying notes to financial statements.

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Portfolio of Investments – as of May 31, 2018 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Brokerage — 0.2%
$9,111,913	Edelman Financial Group (The), 2017 Term Loan B, 6-month LIBOR + 4.250%, 6.732%, 11/11/2024(b)	$9,148,908

	Building Materials — 2.8%
2,144,625	Atkore International, Inc., 2016 1st Lien Term Loan, 3-month LIBOR + 2.750%, 5.060%, 12/22/2023(b)	2,149,601
19,711,645	CPG International, Inc., 2017 Term Loan, 6-month LIBOR + 3.750%, 5.593%, 5/03/2024(b)	19,797,982
15,675,888	DiversiTech Holdings, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 3.000%, 5.310%, 6/03/2024(b)	15,626,980
5,978,000	Encapsys LLC, 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.230%, 11/07/2024(b)	5,996,711
10,664,000	Interior Logic Group, Inc., 2018 Term Loan B, 5/21/2025(c)	10,637,340
13,456,000	Janus International Group LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.000%, 4.980%, 2/12/2025(b)	13,313,097
7,095,480	Mannington Mills, Inc., Term Loan B, 3-month LIBOR + 3.750%, 6.052%, 10/01/2021(b)	7,130,957
10,978,362	Morsco, Inc., Term Loan B, 1-month LIBOR + 7.000%, 8.980%, 10/31/2023(b)	11,088,146
4,485,600	VC GB Holdings, Inc., 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 9.980%, 2/28/2025(b)	4,530,456
15,199,117	Wilsonart LLC, 2017 Term Loan B, 3-month LIBOR + 3.250%, 5.560%, 12/19/2023(b)	15,234,379

		105,505,649

	Chemicals — 1.0%
1,245,371	ASP Chromaflo Dutch I BV, Term Loan B2, 1-month LIBOR + 3.500%, 5.480%, 11/18/2023(b)	1,250,041
3,030,000	ASP Chromaflo Intermediate Holdings, Inc., 2016 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 9.980%, 11/14/2024(b)	3,022,425
957,742	ASP Chromaflo Intermediate Holdings, Inc., Term Loan B1, 1-month LIBOR + 3.500%, 5.480%, 11/18/2023(b)	961,333
2,894,711	DuBois Chemicals, Inc., 2017 1st Lien Term Loan B, 1-month LIBOR + 3.250%, 5.230%, 3/15/2024(b)	2,905,566
9,887,999	Plaskolite, Inc., 1st Lien Term Loan, 3-month LIBOR + 3.500%, 5.811%, 11/03/2022(a)	9,875,640
6,768,283	Prince Minerals, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 3.500%, 5.802%, 3/20/2025(b)	6,812,683
13,135,836	Transcendia, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.480%, 5/30/2024(b)	13,185,095

		38,012,783

	Construction Machinery — 0.3%
3,266,549	Onsite Rental Group Pty Ltd., PIK Term Loan B, 6.100%, 10/26/2023, 144A(f)(g)(h)(i)	2,515,243
2,389,195	Onsite Rental Group Pty Ltd., Term Loan B, 1-month LIBOR + 4.500%, 5.500%, 10/26/2022(b)	2,341,412
6,595,993	Utility One Source LP, Term Loan B, 1-month LIBOR + 5.500%, 7.480%, 4/18/2023(b)	6,711,423

		11,568,078

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Consumer Cyclical Services — 7.9%
$10,411,744	Access CIG LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.730%, 2/27/2025(b)	$10,450,892
483,039	Access CIG LLC, 2018 2nd Lien Delayed Draw Term Loan, 3.875%, 2/27/2026(e)	484,551
8,991,961	Access CIG LLC, 2018 2nd Lien Term Loan, 1-month LIBOR + 7.750%, 9.730%, 2/27/2026(b)	9,020,106
1,297,256	Access CIG LLC, 2018 Delayed Draw Term Loan, 0.500%, 2/27/2025(e)	1,302,134
14,246,327	Allied Universal Holdco LLC, 2015 Term Loan, 3-month LIBOR + 3.750%, 6.052%, 7/28/2022(b)	14,017,816
6,072,991	ASP MCS Acquisition Corp., Term Loan B, 1-month LIBOR + 4.750%, 6.730%, 5/18/2024(b)	6,042,626
13,975,225	Boing U.S. Holdco, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.613%, 10/03/2024(b)	14,036,436
5,920,667	Boing U.S. Holdco, Inc., 2017 2nd Lien Term Loan, 3-month LIBOR + 7.500%, 9.863%, 10/03/2025(b)	5,905,865
17,046,015	ConvergeOne Holdings Corp., 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.730%, 4/04/2025(b)	17,035,446
6,723,613	DG Investment Intermediate Holdings 2, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 3.000%, 5.302%, 2/03/2025(b)	6,694,231
1,890,000	DG Investment Intermediate Holdings 2, Inc., 2018 2nd Lien Term Loan, 3-month LIBOR + 6.750%, 9.052%, 2/02/2026(b)	1,899,450
516,277	DG Investment Intermediate Holdings 2, Inc., 2018 Delayed Draw Term Loan, 3.000%, 2/03/2025(e)	514,021
204,110	DG Investment Intermediate Holdings 2, Inc., 2018 Delayed Draw Term Loan, 1-month LIBOR + 3.000%, 4.980%, 2/03/2025(b)	203,218
19,945,656	DTI Holdco, Inc., 2018 Term Loan B, 1-month LIBOR + 4.750%, 6.730%, 9/30/2023(b)	19,870,859
30,333,236	DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.572%, 11/04/2021(a)	30,310,486
16,884,362	Duff & Phelps Corp., 2017 Term Loan B, 3-month LIBOR + 3.250%, 5.552%, 2/13/2025(b)	16,863,256
5,452,836	Garda World Security Corp., 2017 Term Loan, 3-month LIBOR + 3.500%, 5.506%, 5/24/2024(b)	5,481,790
14,107,262	Imagine! Print Solutions, Inc., 2017 Term Loan, 3-month LIBOR + 4.750%, 7.060%, 6/21/2022(b)	12,696,535
7,435,365	LegalZoom.com, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.500%, 6.448%, 11/21/2024(b)	7,491,130
13,927,579	Mister Car Wash Holdings, Inc., Term Loan B, 6-month LIBOR + 3.250%, 5.703%, 8/20/2021(b)	13,971,172
7,796,000	National Intergovernmental Purchasing Alliance Co., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.748%, 5/23/2025(b)	7,776,510
6,287,000	PricewaterhouseCoopers LLP, 2018 Term Loan, 3-month LIBOR + 3.250%, 5.157%, 5/01/2025(b)	6,318,435
3,654,000	Prometric Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.000%, 4.990%, 1/29/2025(b)	3,672,270
4,467,000	SMG Holdings, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.230%, 1/23/2025(b)	4,480,044

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Consumer Cyclical Services — continued
$8,115,029	Southern Graphics, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.480%, 12/31/2022(b)	$8,118,437
5,265,212	Sterling Infosystems, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.480%, 6/20/2022(b)	5,238,886
4,565,076	STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 1-month LIBOR + 5.250%, 7.230%, 6/30/2022(b)	4,553,663
1,897,000	Stiphout Finance LLC, USD 1st Lien Term Loan, 1-month LIBOR + 3.000%, 4.980%, 10/26/2022(b)	1,896,412
10,064,615	TruGreen LP, 2017 Term Loan, 1-month LIBOR + 4.000%, 5.929%, 4/13/2023(b)	10,165,261
3,059,894	TwentyEighty, Inc., PIK Term Loan B, 4.000%, 3/31/2020(h)(j)(k)	2,937,498
2,219,953	TwentyEighty, Inc., PIK Term Loan C, 0.250%, 3/31/2020(h)(j)(k)	2,131,155
13,268,047	U.S. Security Associates Holdings, Inc., 2016 Term Loan, 3-month LIBOR + 3.500%, 5.802%, 7/14/2023(b)	13,327,754
9,030,285	Vestcom Parent Holdings, Inc., 2016 1st Lien Term Loan, 1-month LIBOR + 4.000%, 5.980%, 12/19/2023(b)	9,030,285
23,586	Vestcom Parent Holdings, Inc., 2016 1st Lien Term Loan, Prime + 3.000%, 7.750%, 12/19/2023(b)	23,586
9,568,266	West Corp., 2017 Term Loan, 1-month LIBOR + 4.000%, 5.980%, 10/10/2024(b)	9,549,512
3,240,000	West Corp., 2018 Term Loan B1, 1-month LIBOR + 3.500%, 5.480%, 10/10/2024(b)	3,210,484
5,361,502	William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 2.750%, 4.740%, 5/18/2025(b)	5,324,669
6,311,113	Xerox Business Services LLC, USD Term Loan B, 1-month LIBOR + 3.000%, 4.980%, 12/07/2023(b)	6,347,907

		298,394,788

	Consumer Products — 5.7%
35,996,740	Advantage Sales & Marketing, Inc., 2014 2nd Lien Term Loan, 1-month LIBOR + 6.500%, 8.480%, 7/25/2022(b)	33,236,870
12,864,259	Alphabet Holding Company, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.480%, 9/26/2024(b)	11,372,005
15,527,147	Augusta Sportswear Group, Inc., Term Loan B, 1-month LIBOR + 4.500%, 6.480%, 10/26/2023(b)(f)(i)	14,207,340
7,290,365	Global Appliance, Inc., Term Loan B, 1-month LIBOR + 4.000%, 5.990%, 9/29/2024(b)	7,399,720
7,468,021	Highline Aftermarket Acquisition LLC, 2018 Term Loan B, 1-week LIBOR + 3.500%, 5.250%, 4/26/2025(b)	7,477,356
4,528,564	Information Resources, Inc., 1st Lien Term Loan, 1/18/2024(c)	4,548,399
10,597,962	Information Resources, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.250%, 6.569%, 1/18/2024(b)	10,644,381
12,546,302	Inmar Holdings, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.480%, 5/01/2024(b)	12,601,255
12,113,968	Ozark Holdings LLC, Term Loan B, 1-month LIBOR + 3.250%, 5.557%, 7/01/2023(b)	12,174,538
4,970,000	Pelican Products, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.407%, 5/01/2025(b)	4,988,638
16,434,348	Polyconcept Investments BV, USD 2016 Term Loan B, 1-month LIBOR + 3.750%, 5.730%, 8/16/2023(b)	16,454,891

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Consumer Products — continued
$5,951,030	Radio Systems Corp., Term Loan B, 1-month LIBOR + 2.750%, 4.730%, 5/02/2024(b)	$5,970,847
4,311,524	Serta Simmons Bedding LLC, 1st Lien Term Loan, LIBOR + 3.500%, 5.724%, 11/08/2023(d)	3,791,985
16,335,507	Serta Simmons Bedding LLC, 2nd Lien Term Loan, 3-month LIBOR + 8.000%, 10.331%, 11/08/2024(b)	12,343,599
9,203,000	SIWF Holdings, Inc., 1st Lien Term Loan, 5/17/2025(c)	9,226,007
6,557,337	SRAM LLC, 2018 Term Loan B, 3/15/2024(c)	6,573,731
13,115,882	Strategic Partners, Inc., 2016 Term Loan, 1-month LIBOR + 3.750%, 5.730%, 6/30/2023(b)	13,214,251
14,692,025	Weight Watchers International, Inc., 2017 Term Loan B, LIBOR + 4.750%, 6.989%, 11/29/2024(d)	14,849,964
14,678,826	Wellness Merger Sub, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.750%, 7.052%, 6/30/2024(b)	14,825,614

		215,901,391

	Diversified Manufacturing — 1.3%
17,378,362	Cortes NP Acquisition Corp., 2017 Term Loan B, 1-month LIBOR + 4.000%, 5.909%, 11/30/2023(b)	17,139,410
16,976,452	Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.552%, 7/19/2024(b)	16,976,452
10,526,424	NN, Inc., 2016 Term Loan B, 1-month LIBOR + 3.750%, 5.726%, 10/19/2022(b)	10,513,266
6,584,000	Robertshaw U.S. Holding Corp., 2018 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.500%, 2/28/2025(b)	6,596,378

		51,225,506

	Electric — 0.8%
7,860,507	Anemoi Acquisition Holdings LLC, Term Loan B, 3-month LIBOR + 4.250%, 6.552%, 6/26/2022(b)	7,899,810
7,279,157	APLP Holdings LP, 2016 Term Loan B, 1-month LIBOR + 3.000%, 4.980%, 4/13/2023(b)	7,299,611
14,931,562	Mirion Technologies, Inc., Term Loan B, 3-month LIBOR + 4.750%, 7.052%, 3/31/2022(b)	14,884,976

		30,084,397

	Environmental — 0.9%
1,485,224	Allflex Holdings III, Inc., New 1st Lien Term Loan, 6-month LIBOR + 3.250%, 5.138%, 7/20/2020(b)	1,493,274
6,485,362	EnergySolutions LLC, 2018 Term Loan B, 3-month LIBOR + 3.750%, 5.773%, 5/09/2025(b)	6,554,301
3,338,005	EWT Holdings III Corp., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 5.302%, 12/20/2024(b)	3,358,868
6,339,296	SiteOne Landscape Supply, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 2.750%, 4.740%, 4/29/2022(b)	6,367,062
2,266,610	USS Ultimate Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.730%, 8/25/2024(b)	2,273,228
12,696,916	Zep, Inc., 2017 1st Lien Term Loan, 2-month LIBOR + 4.000%, 6.056%, 8/12/2024(b)	12,379,493

		32,426,226

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Financial Other — 2.8%
$1,297,748	AqGen Ascensus, Inc., 2017 1st Lien Delayed Draw Term Loan, 3-month LIBOR + 3.500%, 5.802%, 12/03/2022(b)	$1,300,992
10,337,400	AqGen Ascensus, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.500%, 5.802%, 12/03/2022(b)	10,363,243
11,065,327	DBRS Ltd., Term Loan, 3-month LIBOR + 5.250%, 7.557%, 3/04/2022(b)	11,106,822
7,965,803	Eze Castle Software, Inc., New 2nd Lien Term Loan, 3-month LIBOR + 6.500%, 8.802%, 4/05/2021(b)	7,965,803
5,806,525	Grosvenor Capital Management Holdings, LLP, 2018 Term Loan B, 1-month LIBOR + 2.750%, 4.730%, 3/31/2025(b)	5,828,300
11,593,288	LifeMiles Ltd., Term Loan B, 3-month LIBOR + 5.500%, 7.821%, 8/18/2022(a)	11,738,205
16,454,000	Mayfield Agency Borrower, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 4.500%, 6.480%, 2/28/2025(b)	16,474,567
5,676,772	NAB Holdings LLC, 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 5.302%, 7/01/2024(b)	5,676,772
8,932,821	Resolute Investment Managers, Inc., 2017 1st Lien Term Loan B, 4/30/2022(c)	8,955,153
4,112,828	Resolute Investment Managers, Inc., 2017 1st Lien Term Loan B, 3-month LIBOR + 3.250%, 5.552%, 4/30/2022(b)	4,123,110
7,170,059	Victory Capital Management Inc., 2018 Term Loan B, 3-month LIBOR + 2.750%, 5.052%, 2/12/2025(b)	7,187,984
14,699,678	Wall Street Systems Delaware, Inc., 2017 Term Loan B, 3-month LIBOR + 3.000%, 5.302%, 11/21/2024(b)	14,681,303

		105,402,254

	Food & Beverage — 3.5%
11,481,972	AI Aqua Merger Sub, Inc., 2017 1st Lien Term Loan B, 1-month LIBOR + 3.250%, 5.230%, 12/13/2023(b)	11,496,324
4,750,394	AI Aqua Merger Sub, Inc., 2017 Incremental Term Loan, 1-month LIBOR + 3.250%, 5.230%, 12/13/2023(b)	4,744,456
4,377,212	Arctic Glacier U.S.A., Inc., 2018 Term Loan B, 1-month LIBOR + 3.500%, 5.480%, 3/20/2024(b)	4,406,408
2,992,481	Atkins Nutritionals Holdings II, Inc., 2017 Term Loan B, 7/07/2024(c)	3,022,406
9,889,305	Atkins Nutritionals Holdings II, Inc., 2017 Term Loan B, 3-month LIBOR + 3.500%, 5.863%, 7/07/2024(b)	9,988,198
3,311,740	CHG PPC Parent LLC, 2018 Term Loan B, 1-month LIBOR + 2.750%, 4.730%, 3/31/2025(b)	3,311,740
9,722,028	CPM Holdings, Inc., Term Loan B, 1-month LIBOR + 3.500%, 5.480%, 4/11/2022(b)	9,813,220
19,571,119	Give & Go Prepared Foods Corp., 2017 1st Lien Add-On Term Loan, 1-month LIBOR + 4.250%, 6.218%, 7/29/2023(b)	18,788,274
1,572,000	Hearthside Food Solutions LLC, 2018 Term Loan B, 5/23/2025(c)	1,564,627
9,332,000	Hearthside Food Solutions, LLC, 2018 Term Loan B, 1-month LIBOR + 3.000%, 4.961%, 5/23/2025(b)	9,288,233
9,910,029	High Liner Foods, Inc., Refi Term Loan B, 3-month LIBOR + 3.250%, 5.534%, 4/24/2021(a)	9,625,116
14,625,931	Proampac PG Borrower LLC, 2016 1st Lien Term Loan, LIBOR + 3.500%, 5.514%, 11/18/2023(d)	14,689,993
8,718,000	Sigma Bidco BV, 2018 USD Term Loan B, 2/23/2025(c)	8,700,913

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Food & Beverage — continued
$11,287,340	TKC Holdings, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 4.250%, 6.230%, 2/01/2023(b)	$11,343,777
10,048,783	UTZ Quality Foods LLC, 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.461%, 11/21/2024(b)	10,107,368

		130,891,053

	Gaming — 0.1%
2,038,940	Gateway Casinos & Entertainment Ltd., 2018 Term Loan B, 3-month LIBOR + 3.000%, 5.473%, 12/01/2023(b)	2,054,864

	Health Insurance — 0.7%
1,590,000	ExamWorks Group, Inc., 2017 Term Loan, 1-month LIBOR + 3.250%, 5.230%, 7/27/2023(b)	1,599,445
2,850,000	Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, 2/28/2022(c)	2,850,000
7,275,984	Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, LIBOR + 5.750%, 7.805%, 2/28/2022(d)	7,275,984
14,031,478	Sedgwick Claims Management Services, Inc., Incremental 2nd Lien Term Loan, 3-month LIBOR + 5.750%, 8.057%, 2/28/2022(b)	14,031,478

		25,756,907

	Healthcare — 4.6%
11,694,000	Argon Medical Devices, Inc., 2017 1st Lien Term Loan B, 3-month LIBOR + 3.750%, 6.052%, 1/23/2025(b)	11,767,087
11,098,308	Ascend Learning LLC, 2017 Term Loan B, 1-month LIBOR + 3.000%, 4.980%, 7/12/2024(b)	11,112,181
8,707,861	ATI Holdings Acquisition, Inc., 2016 Term Loan, 1-month LIBOR + 3.500%, 5.428%, 5/10/2023(b)	8,705,684
10,906,830	BCPE Eagle Buyer LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 4.250%, 6.230%, 3/18/2024(b)	10,388,756
2,340,000	Carestream Dental Equipment, Inc, 2017 1st Lien Term Loan, 9/01/2024(c)	2,337,075
12,230,296	Carestream Dental Equipment, Inc, 2017 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.552%, 9/01/2024(b)	12,215,008
1,646,530	Concentra, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 2.750%, 4.660%, 6/01/2022(b)	1,650,647
2,350,000	DuPage Medical Group Ltd., 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 8.934%, 8/15/2025(b)	2,355,875
11,258,496	Explorer Holdings, Inc., 2016 Term Loan B, 3-month LIBOR + 3.750%, 5.806%, 5/02/2023(b)	11,338,206
12,188,743	FHC Health Systems, Inc., 2014 Term Loan, 1-month LIBOR + 4.000%, 5.980%, 12/23/2021(b)	11,335,531
2,213,275	GHX Ultimate Parent Corp., 2017 1st Lien Term Loan, 3-month LIBOR + 3.000%, 5.302%, 6/28/2024(b)	2,214,669
7,516,611	Greatbatch Ltd., 2017 1st Lien Term Loan B, 1-month LIBOR + 3.250%, 5.180%, 10/27/2022(b)	7,546,376
17,604,696	HC Group Holdings III, Inc., Term Loan B, 1-month LIBOR + 5.000%, 6.980%, 4/07/2022(b)	17,714,726
8,521,469	NMSC Holdings, Inc., 1st Lien Term Loan, 6-month LIBOR + 5.000%, 7.453%, 4/19/2023(b)	8,414,951

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Healthcare — continued
$15,477,415	Onex TSG Holdings II Corp., 1st Lien Term Loan, 1-month LIBOR + 4.000%, 5.980%, 7/31/2022(b)	$15,400,028
11,562,571	Patterson Medical Holdings, Inc., 1st Lien Term Loan, LIBOR + 4.750%, 7.108%, 8/28/2022(d)	10,955,536
14,461,469	Surgery Center Holdings, Inc., 2017 Term Loan B, 2-month LIBOR + 3.250%, 5.350%, 9/02/2024(b)	14,434,426
350,940	Tecomet Inc., 2017 Repriced Term Loan, 5/01/2024(c)	352,695
7,027,184	Tecomet Inc., 2017 Repriced Term Loan, 1-month LIBOR + 3.500%, 5.409%, 5/01/2024(b)	7,062,320
17,701	Tecomet Inc., 2017 Repriced Term Loan, Prime + 2.500%, 7.250%, 5/01/2024(b)	17,789
5,527,891	U.S. Anesthesia Partners, Inc., 2017 Term Loan, 1-month LIBOR + 3.000%, 4.980%, 6/23/2024(b)	5,542,761

		172,862,327

	Home Construction — 1.1%
4,673,714	Fastener Acquisition, Inc., 2018 1st Lien Term Loan, LIBOR + 4.250%, 6.415%, 3/28/2025(d)	4,685,398
1,023,000	Hayward Industries, Inc., 1st Lien Term Loan, 8/05/2024(c)	1,028,115
13,808,644	Hayward Industries, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.480%, 8/05/2024(b)	13,877,688
13,239,829	LBM Borrower LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.847%, 8/20/2022(b)	13,289,478
8,790,948	Zodiac Pool Solutions LLC, 2017 1st Lien Term Loan, 3-month LIBOR + 4.000%, 6.302%, 12/20/2023(b)	8,779,959

		41,660,638

	Independent Energy — 1.5%
17,670,000	California Resources Corp., 2017 1st Lien Term Loan, 1-month LIBOR + 4.750%, 6.698%, 12/31/2022(b)	18,060,154
6,160,000	California Resources Corp., Second Out Term Loan, 1-month LIBOR + 10.375%, 12.336%, 12/31/2021(b)	6,903,081
8,595,269	Chesapeake Energy Corp., Term Loan, 1-month LIBOR + 7.500%, 9.468%, 8/23/2021(b)	9,023,227
23,593,712	Gavilan Resources LLC, 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 7.934%, 3/01/2024(b)	23,092,346
1,622,753	P2 Upstream Acquisition Co., 1st Lien Term Loan, 3-month LIBOR + 4.000%, 6.370%, 10/30/2020(b)	1,610,582

		58,689,390

	Industrial Other — 6.5%
13,694,486	ABG Intermediate Holdings 2 LLC, 2017 1st Lien Add-On Term Loan, 3-month LIBOR + 3.500%, 5.802%, 9/26/2024(b)	13,762,958
636,000	ABG Intermediate Holdings 2 LLC, Delayed Draw Term Loan B-DD, 9/29/2024(e)	639,180
10,929,501	Advanced Discovery, 2018 1st Lien Term Loan, 1-month LIBOR + 5.000%, 6.934%, 4/16/2025(b)	11,052,458
6,341,617	Brickman Group Ltd. LLC, Initial Term Loan (Second Lien), 1-month LIBOR + 6.500%, 8.435%, 12/17/2021(b)	6,369,901

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Industrial Other — continued
$14,666,243	Capri Finance LLC, USD 2017 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.609%, 11/01/2024(b)	$14,482,914
13,598,647	CIBT Holdings, Inc., 2017 Term Loan, 3-month LIBOR + 3.750%, 6.052%, 6/03/2024(b)	13,632,644
4,579,333	Crosby U.S. Acquisition Corp., 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 7.953%, 11/22/2021(b)	4,487,746
16,091,680	Diamond (BC) B.V., USD Term Loan, LIBOR + 3.000%, 5.097%, 9/06/2024(d)	15,924,005
4,128,000	Filtration Group Corp., 2018 1st Lien Term Loan, 3-month LIBOR + 3.000%, 5.302%, 3/29/2025(b)	4,146,576
18,422,268	Harland Clarke Holdings Corp., Term Loan B7, 3-month LIBOR + 4.750%, 7.052%, 11/03/2023(b)	18,135,986
11,586,000	International Textile Group, Inc., 1st Lien Term Loan, 3-month LIBOR + 5.000%, 6.907%, 5/01/2024(b)	11,694,677
4,728,000	International Textile Group, Inc., 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 10.907%, 5/01/2025(b)	4,586,160
10,946,232	Laureate Education, Inc., 2017 Term Loan B, 1-month LIBOR + 3.500%, 5.480%, 4/26/2024(b)	10,998,992
10,332,000	Loparex Holding B.V., 2018 Term Loan, 1-month LIBOR + 4.250%, 6.587%, 4/11/2025(b)	10,422,405
11,057,046	LTI Holdings, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 4.750%, 6.730%, 5/16/2024(b)	11,070,867
3,207,000	LTI Holdings, Inc., 2018 Term Loan, 1-month LIBOR + 3.500%, 5.480%, 5/16/2024(b)	3,207,000
15,044,530	Merrill Communications LLC, 2015 Term Loan, 3-month LIBOR + 5.250%, 7.609%, 6/01/2022(b)	15,157,363
9,973,000	NES Global Talent Finance U.S. LLC, 2018 1st Lien Term Loan B, 3-month LIBOR + 5.500%, 7.856%, 5/11/2023(b)	9,923,135
5,097,938	Oasis Outsourcing Holdings, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.230%, 6/30/2023(b)	5,117,055
7,044,825	Oxbow Carbon LLC, 2017 1st Lien Term Loan B, 1-month LIBOR + 3.750%, 5.730%, 1/04/2023(b)	7,115,273
2,009,912	Power Products LLC, 2017 Term Loan B, 12/20/2022(c)	2,018,715
13,202,347	Power Products, LLC, 2017 Term Loan B, 3-month LIBOR + 4.000%, 6.362%, 12/20/2022(b)	13,260,173
1,754,000	Safe Fleet Holdings LLC, 2018 1st Lien Term Loan, 2/01/2025(c)	1,746,335
3,289,000	Safe Fleet Holdings LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.000%, 4.910%, 2/01/2025(b)	3,274,627
13,803,570	Sotera Health Holdings LLC, 2017 Term Loan B, 1-month LIBOR + 3.000%, 4.980%, 5/15/2022(b)	13,833,800
4,578,027	Unifrax Corp., 2017 USD Term Loan B, 3-month LIBOR + 3.500%, 5.802%, 4/04/2024(b)	4,602,840
4,355,000	Waterjet Holdings, Inc., Term Loan, LIBOR + 3.000%, 5.041%, 4/03/2025(d)	4,365,888
9,148,137	WireCo WorldGroup, Inc., 1st Lien Term Loan, 1-month LIBOR + 5.000%, 6.980%, 9/30/2023(b)	9,205,313

		244,234,986

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Internet & Data — 3.0%
$7,269,756	CareerBuilder, LLC, Term Loan, 3-month LIBOR + 6.750%, 9.052%, 7/31/2023(b)	$7,257,615
21,019,867	EIG Investors Corp., 2017 Term Loan, LIBOR + 4.000%, 6.318%, 2/09/2023(d)	21,098,692
14,566,533	GTCR Valor Cos., Inc., USD 2017 Term Loan B1, 2-month LIBOR + 3.250%, 5.306%, 6/16/2023(b)	14,650,290
19,893,254	MH Sub I LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.684%, 9/13/2024(b)	19,893,254
8,830,000	MH Sub I LLC, 2017 2nd Lien Term Loan, 1-month LIBOR + 7.500%, 9.434%, 9/15/2025(b)	8,874,150
20,548,384	NeuStar, Inc., 2018 Term Loan B4, 1-month LIBOR + 3.500%, 5.480%, 8/08/2024(b)	20,561,329
9,840,268	NeuStar, Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.000%, 10.302%, 8/08/2025(b)	9,717,265
13,153,244	Polycom, Inc., 1st Lien Term Loan, 1-month LIBOR + 5.250%, 7.211%, 9/27/2023(a)	13,186,128

		115,238,723

	Leisure — 1.8%
12,343,247	CDS U.S. Intermediate Holdings, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 3.750%, 6.052%, 7/08/2022(b)	12,290,788
3,931,000	CDS U.S. Intermediate Holdings, Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.250%, 10.552%, 7/10/2023(b)	3,817,984
15,683,000	Crown Finance U.S., Inc., 2018 USD Term Loan, 1-month LIBOR + 2.500%, 4.480%, 2/28/2025(b)	15,614,465
20,646,588	Kingpin Intermediate Holdings LLC, 2017 1st Lien Term Loan B, 1-month LIBOR + 4.250%, 6.230%, 6/28/2024(b)	20,827,246
12,999,276	Leslie’s Poolmart, Inc., 2016 Term Loan, 1-month LIBOR + 3.500%, 5.480%, 8/16/2023(b)	12,966,778
2,870,693	Recess Holdings, Inc., 2017 1st Lien Term Loan, 6-month LIBOR + 3.750%, 6.203%, 9/29/2024(b)	2,885,047
389,881	Recess Holdings, Inc., 2017 Delayed Draw Term Loan, 3.750%, 9/29/2024(e)	391,830

		68,794,138

	Media Entertainment — 4.5%
9,147,846	ALM Media Holdings, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.500%, 6.802%, 7/31/2020(b)	8,095,844
6,879,864	Alpha Media LLC, 2016 Term Loan, LIBOR + 6.000%, 8.095%, 2/25/2022(d)(f)(i)	6,467,072
12,793,164	Camelot UK Holdco Ltd., 2017 Repriced Term Loan, 1-month LIBOR + 3.250%, 5.230%, 10/03/2023(b)	12,801,224
6,759,000	Cengage Learning Acquisitions, Inc., 2016 Term Loan B, 6/07/2023(c)	6,050,995
13,473,948	Cengage Learning Acquisitions, Inc., 2016 Term Loan B, 1-month LIBOR + 4.250%, 6.184%, 6/07/2023(b)	12,062,552
14,187,000	Clarion Events Ltd., 2018 USD Term Loan B, 10/31/2024(c)	13,820,550
1,771,569	Extreme Reach, Inc., 1st Lien Term Loan, 1-month LIBOR + 6.250%, 8.240%, 2/07/2020(b)	1,770,099
14,278,000	Extreme Reach, Inc., 2nd Lien Term Loan, 1-month LIBOR + 10.000%, 11.948%, 1/24/2021(b)(f)(i)	13,439,168

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Media Entertainment — continued
$14,718,334	Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 1-month LIBOR + 3.000%, 4.976%, 5/31/2021(b)	$13,651,255
17,214,611	LSC Communications, Inc., 2017 Term Loan B, 1-month LIBOR + 5.500%, 7.480%, 9/30/2022(b)	17,236,130
22,205,717	McGraw-Hill Global Education Holdings LLC, 2016 Term Loan B, 1-month LIBOR + 4.000%, 5.980%, 5/04/2022(b)	21,595,060
19,517,000	Meredith Corp., Term Loan B, 1-month LIBOR + 3.000%, 4.980%, 1/31/2025(b)	19,580,430
632,982	Project Sunshine IV PTY Limited, 2017 Term Loan B, 8/21/2022(c)	632,982
10,827,508	Project Sunshine IV PTY Limited, 2017 Term Loan B, 1-month LIBOR + 7.000%, 8.980%, 8/21/2022(b)	10,827,508
4,513,295	ProQuest LLC, New Term Loan B, 1-month LIBOR + 3.750%, 5.730%, 10/24/2021(b)	4,558,428
6,022,170	Sesac Holdco II LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 3.000%, 4.980%, 2/23/2024(b)	6,003,381

		168,592,678

	Metals & Mining — 1.8%
11,596,071	American Rock Salt Co. LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.730%, 3/21/2025(b)	11,661,357
8,780,993	AMG Advanced Metallurgical Group NV, 2018 Term Loan B, 3-month LIBOR + 3.000%, 5.302%, 1/29/2025(b)	8,835,874
7,696,185	Global Brass & Copper, Inc., 2018 Term Loan B, 5/24/2025(c)	7,696,185
16,412,000	GrafTech Finance, Inc., 2018 Term Loan B, 1-month LIBOR + 3.500%, 5.423%, 2/12/2025(b)	16,453,030
7,846,944	Phoenix Services International LLC, Term Loan, 1-month LIBOR + 3.750%, 5.659%, 3/01/2025(b)	7,915,605
14,239,000	U.S. Silica Co., 2018 Term Loan B, 1-week LIBOR + 4.000%, 5.813%, 5/01/2025(b)	14,336,964

		66,899,015

	Midstream — 1.8%
22,133,861	BCP Raptor LLC, Term Loan B, 2-month LIBOR + 4.250%, 6.306%, 6/24/2024(b)	21,562,144
10,787,000	Brazos Delaware II LLC, Term Loan B, 1-month LIBOR + 4.000%, 5.948%, 5/21/2025(b)	10,760,032
1,671,000	EIG Management Company LLC, 2018 Term Loan B, 3-month LIBOR + 3.750%, 6.079%, 2/22/2025(b)	1,683,533
17,474,144	Limetree Bay Terminals LLC, 2017 Term Loan B, 1-month LIBOR + 4.000%, 5.961%, 2/15/2024(b)	17,412,985
16,436,730	Lucid Energy Group II LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.000%, 4.934%, 2/17/2025(b)	16,272,362

		67,691,056

	Oil Field Services — 0.8%
10,187,225	Petroleum Geo-Services ASA, New Term Loan B, 3-month LIBOR + 2.500%, 4.802%, 3/19/2021(b)	9,840,859
19,408,000	Unimin Corp., Term Loan, 4/09/2025(c)	19,408,000

		29,248,859

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Packaging — 2.2%
$18,620,655	Klockner-Pentaplast of America, Inc., USD 2017 Term Loan B2, 1-month LIBOR + 4.250%, 6.230%, 6/30/2022(b)	$17,919,401
9,063,743	PLZ Aeroscience Corp., USD Term Loan, LIBOR + 3.500%, 5.762%, 7/31/2022(d)	9,093,925
11,829,000	Pro Mach Group, Inc., 2018 Term Loan B, 3-month LIBOR + 3.000%, 5.035%, 3/07/2025(b)	11,778,727
11,025,000	Spectrum Holdings III Corp., 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.230%, 1/31/2025(b)	11,015,849
1,090,000	Spectrum Holdings III Corp., Delayed Draw Term Loan, 1.000%, 1/31/2025(e)	1,089,095
17,914,000	Titan Acquisition Ltd., 2018 Term Loan B, 2-month LIBOR + 3.000%, 5.056%, 3/28/2025(b)	17,777,137
1,360,123	TricorBraun Holdings, Inc., 1st Lien Delayed Draw Term Loan, 3-month LIBOR + 3.750%, 5.973%, 11/30/2023(b)	1,364,095
13,498,706	TricorBraun Holdings, Inc., 2016 1st Lien Term Loan, 3-month LIBOR + 3.750%, 6.052%, 11/30/2023(b)	13,538,122

		83,576,351

	Pharmaceuticals — 0.8%
9,438,793	Akorn, Inc., Term Loan B, 1-month LIBOR + 4.250%, 6.250%, 4/16/2021(b)	9,179,226
17,849,370	Endo Luxembourg Finance Co. I S.a.r.l., 2017 Term Loan B, 1-month LIBOR + 4.250%, 6.250%, 4/29/2024(b)	17,642,139
5,305,000	Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 5/17/2025(c)	5,313,647

		32,135,012

	Property & Casualty Insurance — 2.3%
6,691,384	Alliant Holdings I, Inc., 2018 Term Loan B, 3-month LIBOR + 3.000%, 4.929%, 5/09/2025(b)	6,683,020
4,506,884	AmWINS Group, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 8.730%, 1/25/2025(b)	4,546,319
7,221,597	Broadstreet Partners, Inc., 2018 Term Loan B, 11/08/2023(c)	7,221,597
19,769,262	Confie Seguros Holding II Co., 2016 Term Loan B, LIBOR + 5.250%, 7.556%, 4/19/2022(d)	19,769,262
469,000	Cypress Intermediate Holdings III, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 8.730%, 4/27/2025(b)	471,054
17,826,278	Hyperion Insurance Group Ltd., 2017 Repriced Term Loan, 1-month LIBOR + 3.500%, 5.500%, 12/20/2024(b)	17,861,931
1,897,000	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 5.302%, 5/16/2024(b)	1,893,054
7,931,887	VF Holding Corp., Reprice Term Loan, 1-month LIBOR + 3.250%, 5.230%, 6/30/2023(b)	7,934,346
5,600,000	York Risk Services Holding Corp., Term Loan B, 10/01/2021(c)	5,437,600
14,741,328	York Risk Services Holding Corp., Term Loan B, 1-month LIBOR + 3.750%, 5.730%, 10/01/2021(b)	14,313,829

		86,132,012

	Restaurants — 2.2%
9,652,952	Big Jack Holdings LP, 2018 Term Loan B, 4/05/2024(c)	9,689,151
3,309,566	Golden Nugget, Inc., 2017 Incremental Term Loan, 1-month LIBOR + 2.750%, 4.708%, 10/04/2023(a)	3,327,503

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Restaurants — continued
$5,208,000	IRB Holding Corp., 1st Lien Term Loan, LIBOR + 3.250%, 5.215%, 2/05/2025(d)	$5,224,926
5,303,000	K-Mac Holdings Corp., 2018 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.184%, 3/14/2025(b)	5,326,863
573,000	NPC International, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.480%, 4/19/2024(b)	578,375
14,425,000	Portillo’s Holdings LLC, 1st Lien Term Loan, 3-month LIBOR + 4.500%, 6.802%, 8/02/2021(b)	14,398,025
12,504,000	Portillo’s Holdings LLC, 2nd Lien Term Loan, 3-month LIBOR + 8.000%, 10.302%, 8/01/2022(b)	12,504,000
21,258,489	Red Lobster Management LLC, Term Loan B, 1-month LIBOR + 5.250%, 7.230%, 7/28/2021(b)	21,152,196
7,471,705	Tacala LLC, 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.159%, 1/31/2025(b)	7,509,064
2,648,974	TMK Hawk Parent Corp., 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.490%, 8/28/2024(b)	2,644,021

		82,354,124

	Retailers — 5.1%
16,426,378	Academy Ltd., 2015 Term Loan B, LIBOR + 4.000%, 5.942%, 7/01/2022(d)	12,981,931
15,896,475	Array Canada, Inc., Term Loan B, 3-month LIBOR + 5.000%, 7.302%, 2/10/2023(b)	15,916,346
14,524,138	Ascena Retail Group, Inc., 2015 Term Loan B, 1-month LIBOR + 4.500%, 6.500%, 8/21/2022(b)	12,636,000
9,956,388	At Home Holding III, Inc., Term Loan, 3-month LIBOR + 3.500%, 5.859%, 6/03/2022(b)	9,956,388
15,544,018	Bass Pro Group LLC, Term Loan B, 1-month LIBOR + 5.000%, 6.980%, 9/25/2024(b)	15,605,573
2,347,000	BDF Acquisition Corp., 1st Lien Term Loan, 2/12/2021(c)	2,329,398
15,663,234	BDF Acquisition Corp., 1st Lien Term Loan, 1-month LIBOR + 4.750%, 6.726%, 2/12/2021(b)	15,545,760
875,000	EG Finco Ltd., 2018 USD Term Loan, 2/07/2025(c)	872,086
13,135,000	EG Group Ltd., 2018 USD Term Loan B, 2/06/2025(c)	13,091,260
3,515,568	Hillman Group, Inc. (The), 2018 Delayed Draw Term Loan, 5/23/2025(c)	3,515,568
11,292,432	Hillman Group, Inc. (The), 2018 Term Loan B, 5/23/2025(c)	11,292,432
5,332,379	Hudson’s Bay Co., 2015 Term Loan B, 1-month LIBOR + 3.250%, 5.218%, 9/30/2022(b)	4,965,778
6,719,741	Jill Acquisition LLC, 2015 Term Loan, 3-month LIBOR + 5.000%, 7.360%, 5/08/2022(b)	6,585,346
11,188,958	Men’s Wearhouse, Inc. (The), 2018 Term Loan, 1-month LIBOR + 3.500%, 5.407%, 4/09/2025(b)	11,258,889
10,216,068	Neiman Marcus Group Ltd. LLC, 2020 Term Loan, 1-month LIBOR + 3.250%, 5.173%, 10/25/2020(b)	9,036,929
10,244,242	PetSmart, Inc., Term Loan B2, 1-month LIBOR + 3.000%, 4.920%, 3/11/2022(b)	7,983,440
24,574,031	Staples, Inc., 2017 Term Loan B, 3-month LIBOR + 4.000%, 6.358%, 9/12/2024(b)	24,021,116
7,472,966	The Talbots, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.500%, 6.476%, 3/19/2020(b)	7,374,921

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Retailers — continued
$8,040,607	The Talbots, Inc., 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 10.480%, 3/19/2021(b)(f)(i)	$7,779,287

		192,748,448

	Supermarkets — 0.4%
15,189,814	BI-LO Holding LLC, Exit Term Loan B, 5/15/2024(c)	14,683,537

	Technology — 8.0%
18,192,169	Almonde, Inc., USD 1st Lien Term Loan, 3-month LIBOR + 3.500%, 5.807%, 6/13/2024(b)	17,891,998
1,900,000	Almonde, Inc., USD 2nd Lien Term Loan, 6/13/2025(c)	1,837,186
13,080,000	Almonde, Inc., USD 2nd Lien Term Loan, 3-month LIBOR + 7.250%, 9.557%, 6/13/2025(b)	12,647,575
7,100,000	Aptean, Inc., 2016 2nd Lien Term Loan, 3-month LIBOR + 9.500%, 11.810%, 12/14/2023(b)	7,122,223
15,543,990	Aptean, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 4.250%, 6.560%, 12/20/2022(b)	15,547,876
11,806,000	DigiCert, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 9.980%, 10/31/2025(b)	11,599,395
9,166,591	DigiCert, Inc., 2017 Term Loan B1, 1-month LIBOR + 4.750%, 6.730%, 10/31/2024(b)	9,143,675
18,960,807	Greeneden U.S. Holdings II LLC, 2018 USD Term Loan B, 3-month LIBOR + 3.500%, 5.802%, 12/01/2023(b)	19,061,489
548,777	Hyland Software, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.230%, 7/01/2022(b)	552,503
14,143,669	Hyland Software, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 8.980%, 7/07/2025(b)	14,373,504
7,166,988	Informatica Corp., 2018 USD Term Loan, 1-month LIBOR + 3.250%, 5.230%, 8/05/2022(b)	7,211,781
9,289,347	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 11.058%, 4/01/2022(b)	8,875,228
13,003,044	IQOR U.S., Inc., Term Loan B, 3-month LIBOR + 5.000%, 7.308%, 4/01/2021(b)	12,990,041
1,109,527	MA FinanceCo. LLC, USD Term Loan B3, 1-month LIBOR + 2.750%, 4.730%, 6/21/2024(b)	1,105,167
12,292,000	McAfee LLC, 2017 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 10.468%, 9/29/2025(b)	12,464,825
2,836,556	Oberthur Technologies S.A., 2016 USD Term Loan B1, 1/10/2024(c)	2,827,933
15,120,768	Oberthur Technologies S.A., 2016 USD Term Loan B1, 3-month LIBOR + 3.750%, 6.052%, 1/10/2024(b)	15,074,801
9,665,000	Ocean Bidco, Inc., USD Term Loan B, 3-month LIBOR + 5.000%, 7.223%, 3/21/2025(b)	9,713,325
6,189,468	Presidio, Inc., 2017 Refinanced Term Loan B, LIBOR + 2.750%, 5.051%, 2/02/2024(d)	6,198,753
4,372,000	Quest Software U.S. Holdings, Inc., 2018 1st Lien Term Loan, 5/18/2025(c)	4,376,372
14,266,840	Quest Software U.S. Holdings, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 4.250%, 6.576%, 5/18/2025(b)	14,281,107
11,554,197	Riverbed Technology, Inc., 2016 Term Loan, 1-month LIBOR + 3.250%, 5.240%, 4/24/2022(b)	11,453,098

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Technology — continued
$9,386,255	Rocket Software, Inc., 2016 1st Lien Term Loan, 3-month LIBOR + 3.750%, 6.052%, 10/14/2023(b)	$9,477,208
5,657,835	Rocket Software, Inc., 2016 2nd Lien Term Loan, 3-month LIBOR + 9.500%, 11.802%, 10/14/2024(b)	5,709,095
13,940,075	SciQuest, Inc., 2017 Term Loan, 1-month LIBOR + 4.000%, 5.980%, 12/28/2024(b)	13,905,225
7,492,913	Seattle Spinco, Inc., USD Term Loan B3, 1-month LIBOR + 2.750%, 4.730%, 6/21/2024(b)	7,463,465
19,007,187	Sirius Computer Solutions, Inc., 2016 Term Loan, 1-month LIBOR + 4.250%, 6.230%, 10/30/2022(b)	19,102,223
12,350,740	SurveyMonkey, Inc., 2017 Term Loan, 3-month LIBOR + 4.500%, 6.810%, 4/13/2024(b)	12,304,425
17,945,958	Veritas Bermuda Ltd., USD Repriced Term Loan B, 3-month LIBOR + 4.500%, 6.802%, 1/27/2023(b)	16,963,955

		301,275,451

	Transportation Services — 2.4%
12,682,890	AI Mistral Holdco Ltd., 2017 Term Loan B, 1-month LIBOR + 3.000%, 4.980%, 3/09/2024(b)	12,619,476
13,351,733	ATS Consolidated, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.659%, 2/28/2025(b)	13,451,871
13,115,000	Deliver Buyer, Inc., 2018 Term Loan B, 5/08/2024(c)	13,065,819
4,073,000	Direct ChassisLink, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 7.980%, 6/15/2023(b)	4,134,095
17,593,935	Transplace Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.668%, 10/07/2024(b)	17,686,303
1,845,395	Uber Technologies, 2018 Term Loan, 4/04/2025(c)	1,856,153
8,932,000	Uber Technologies, 2018 Term Loan, 1-month LIBOR + 4.000%, 5.917%, 4/04/2025(b)	8,984,074
20,729,133	Uber Technologies, Term Loan B, 1-month LIBOR + 4.000%, 5.980%, 7/13/2023(b)	20,763,750

		92,561,541

	Wireless — 1.5%
28,717,391	Asurion LLC, 2017 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 7.980%, 8/04/2025(b)	29,392,250
20,545,188	GTT Communications, Inc., 2018 USD Term Loan B, 4/28/2025(c)	20,280,976
8,518,642	LSF9 Atlantis Holdings LLC, 2017 Term Loan, 1-month LIBOR + 6.000%, 7.917%, 5/01/2023(b)	8,440,527

		58,113,753

	Wirelines — 0.8%
11,498,183	Avaya, Inc., Exit Term Loan B, 1-month LIBOR + 4.750%, 6.684%, 12/15/2024(b)	11,558,893
6,579,644	Communications Sales & Leasing, Inc., 2017 Term Loan B, 1-month LIBOR + 3.000%, 4.980%, 10/24/2022(b)	6,390,479

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Wirelines — continued
$13,489,516	Coral-U.S. Co-Borrower LLC, Term Loan B4, 1-month LIBOR + 3.250%, 5.230%, 1/31/2025(b)	$13,558,448

		31,507,820

	Total Senior Loans (Identified Cost $3,326,241,119)	3,305,262,435

Bonds and Notes — 7.3%
	Automotive — 0.6%
23,930,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	23,451,400

	Environmental — 0.5%
13,580,000	GFL Environmental, Inc., 5.375%, 3/01/2023, 144A	12,723,102
4,860,000	GFL Environmental, Inc., 5.625%, 5/01/2022, 144A	4,726,350

		17,449,452

	Finance Companies — 0.4%
14,035,000	iStar, Inc., 6.000%, 4/01/2022	14,035,000

	Healthcare — 0.8%
4,225,000	Select Medical Corp., 6.375%, 6/01/2021	4,283,094
8,205,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	8,584,481
15,130,000	Vizient, Inc., 10.375%, 3/01/2024, 144A	16,643,000

		29,510,575

	Independent Energy — 1.3%
10,540,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	11,356,850
10,675,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	8,083,217
11,800,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	10,649,500
4,258,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	4,321,870
13,270,000	SM Energy Co., 6.500%, 1/01/2023	13,469,050

		47,880,487

	Media Entertainment — 0.3%
10,900,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020	10,900,000

	Metals & Mining — 0.6%
9,000,000	FMG Resources August 2006 Pty Ltd., 5.125%, 3/15/2023, 144A	8,876,250
6,410,000	Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022, 144A	6,490,125
9,375,000	Petra Diamonds U.S. Treasury PLC, 7.250%, 5/01/2022, 144A	9,300,000

		24,666,375

	Non-Agency Commercial Mortgage-Backed Securities — 0.2%
9,606,249	Motel 6 Trust, Series 2017-M6MZ, Class M, 1-month LIBOR + 6.927%, 8.845%, 8/15/2019, 144A(b)	9,702,279

	Oil Field Services — 0.1%
5,625,000	Petroleum Geo-Services ASA, 7.375%, 12/15/2020, 144A	5,596,875

	Property & Casualty Insurance — 0.4%
14,090,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	14,596,817

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Retailers — 0.1%
$3,775,000	Men’s Wearhouse, Inc. (The), 7.000%, 7/01/2022	$3,878,813

	Technology — 0.2%
12,678,000	Blackboard, Inc., 9.750%, 10/15/2021, 144A	7,923,750

	Transportation Services — 0.4%
14,085,000	Hertz Corp. (The), 7.625%, 6/01/2022, 144A	13,768,088

	Wireless — 0.2%
7,560,000	Iridium Communications, Inc., 10.250%, 4/15/2023, 144A	8,032,500

	Wirelines — 1.2%
17,475,000	Frontier Communications Corp., 8.125%, 10/01/2018	17,693,437
42,798,000	Windstream Services LLC/Windstream Finance Corp., 8.750%, 12/15/2024, 144A	26,215,487

		43,908,924

	Total Bonds and Notes (Identified Cost $284,673,646)	275,301,335

Shares
Common Stocks — 0.2%
	Energy Equipment & Services — 0.1%
61,854	Ameriforge Group, Inc.(f)(h)(i)(l)	3,556,605

	Industrial Conglomerates — 0.0%
20,609	TwentyEighty, Inc., Class A(f)(h)(i)(l)	—

	Oil, Gas & Consumable Fuels — 0.1%
456,710	Blue Ridge Mountain Resource, Inc.(h)(l)	3,303,383

	Specialty Retail — 0.0%
1,790,825	Onsite Rental Group Pty Ltd.(h)(i)(k)(l)(m)	—

	Total Common Stocks (Identified Cost $10,440,606)	6,859,988

Principal Amount
Short-Term Investments — 10.1%
$383,262,017	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/2018 at 0.900% to be repurchased at $383,271,599 on 6/01/2018 collateralized by $377,185,000 U.S. Treasury Note, 2.500% due 8/15/2023 valued at $376,372,921; collateralized by $14,850,000 U.S. Treasury Note, 1.875% due 1/31/2022 valued at $14,560,380 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $383,262,017)	383,262,017

	Total Investments — 105.0% (Identified Cost $4,004,617,388)	3,970,685,775
	Other assets less liabilities — (5.0)%	(188,637,671)

	Net Assets — 100.0%	$3,782,048,104

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at May 31, 2018.
(b)	Variable rate security. Rate as of May 31, 2018 is disclosed.
(c)	Position is unsettled. Contract rate was not determined at May 31, 2018 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(d)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at May 31, 2018. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(e)	Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See Note 2 of Notes to Financial Statements.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At May 31, 2018, the value of these securities amounted to $47,964,715 or 1.3% of net assets. See Note 2 of Notes to Financial Statements.
(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended May 31, 2018, the issuer has not made any interest payments.
(h)	Securities subject to restriction on resale. At May 31, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Cost	Value	% of Net Assets
Ameriforge Group, Inc.	August 22, 2017	$2,262,602	$3,556,605	0.1%
Blue Ridge Mountain Resource, Inc.	May 13, 2016	8,178,004	3,303,383	0.1%
Onsite Rental Group Pty Ltd.	November 3, 2017	—	—	—
Onsite Rental Group Pty Ltd., PIK Term Loan B	November 3, 2017	2,384,581	2,515,243	0.1%
TwentyEighty, Inc. Class A	February 7, 2017	—	—	—
TwentyEighty, Inc. PIK Term Loan B	February 7, 2017	4,855,279	2,937,498	0.1%
TwentyEighty, Inc. PIK Term Loan C	February 7, 2017	3,427,257	2,131,155	0.1%

(i)	Illiquid security.
(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended May 31, 2018 interest payments were made in cash and principal.
(k)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(l)	Non-income producing security.
(m)	Fair valued by the Fund’s adviser. At May 31, 2018, the value of this security amounted to $0 or 0.0% of net assets. See Note 2 of Notes to Financial Statements.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the value of Rule 144A holdings amounted to $200,650,833 or 5.3% of net assets.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of May 31, 2018 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Industry Summary at May 31, 2018 (Unaudited)

Technology	8.2%
Consumer Cyclical Services	7.9
Industrial Other	6.5
Consumer Products	5.7
Automotive	5.5
Healthcare	5.4
Retailers	5.2
Media Entertainment	4.8
Food & Beverage	3.5
Internet & Data	3.0
Independent Energy	2.8
Transportation Services	2.8
Building Materials	2.8
Financial Other	2.8
Property & Casualty Insurance	2.7
Metals & Mining	2.4
Packaging	2.2
Restaurants	2.2
Wirelines	2.0
Other Investments, less than 2% each	16.5
Short-Term Investments	10.1

Total Investments	105.0
Other assets less liabilities	(5.0)

Net Assets	100.0%

See accompanying notes to financial statements.

|  28

Statement of Assets and Liabilities

May 31, 2018 (Unaudited)

ASSETS
Investments at cost	$4,004,617,388
Net unrealized depreciation	(33,931,613)

Investments at value	3,970,685,775
Receivable for Fund shares sold	32,144,110
Receivable for securities sold	18,137,839
Interest receivable	21,105,979
Prepaid expenses (Note 7)	206,962

TOTAL ASSETS	4,042,280,665

LIABILITIES
Payable for securities purchased	246,408,480
Unfunded loan commitments (Note 2)	5,151,203
Payable for Fund shares redeemed	5,966,057
Management fees payable (Note 5)	1,840,273
Deferred Trustees’ fees (Note 5)	134,764
Administrative fees payable (Note 5)	139,897
Payable to distributor (Note 5d)	17,959
Other accounts payable and accrued expenses	573,928

TOTAL LIABILITIES	260,232,561

NET ASSETS	$3,782,048,104

NET ASSETS CONSIST OF:
Paid-in capital	$3,942,156,155
Undistributed net investment income	789,406
Accumulated net realized loss on investments	(126,965,844)
Net unrealized depreciation on investments	(33,931,613)

NET ASSETS	$3,782,048,104

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$572,602,957

Shares of beneficial interest	58,134,909

Net asset value and redemption price per share	$9.85

Offering price per share (100/96.50 of net asset value) (Note 1)	$10.21

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$340,786,562

Shares of beneficial interest	34,709,237

Net asset value and offering price per share	$9.82

Class N shares:
Net assets	$106,400

Shares of beneficial interest	10,797

Net asset value, offering and redemption price per share	$9.85

Class Y shares:
Net assets	$2,868,552,185

Shares of beneficial interest	291,023,860

Net asset value, offering and redemption price per share	$9.86

See accompanying notes to financial statements.

29  |

Statement of Operations

For the Six Months Ended May 31, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$104,535,190

Expenses
Management fees (Note 5)	9,830,475
Service and distribution fees (Note 5)	2,270,515
Administrative fees (Note 5)	726,714
Trustees’ fees and expenses (Note 5)	51,784
Transfer agent fees and expenses (Notes 5 and 6)	983,248
Audit and tax services fees	38,322
Custodian fees and expenses	224,743
Legal fees	52,859
Registration fees	197,115
Shareholder reporting expenses	125,961
Miscellaneous expenses (Note 7)	1,049,143

Total expenses	15,550,879
Less waiver and/or expense reimbursement (Note 5)	(173,090)

Net expenses	15,377,789

Net investment income	89,157,401

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on:
Investments	(8,991,821)
Net change in unrealized appreciation (depreciation) on:
Investments	(8,429,386)

Net realized and unrealized loss on investments	(17,421,207)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$71,736,194

See accompanying notes to financial statements.

|  30

Statement of Changes in Net Assets

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
FROM OPERATIONS:
Net investment income	$89,157,401	$143,383,452
Net realized loss on investments	(8,991,821)	(15,140,236)
Net change in unrealized appreciation (depreciation) on investments	(8,429,386)	17,242,608

Net increase in net assets resulting from operations	71,736,194	145,485,824

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(13,608,949)	(22,962,420)
Class C	(7,509,782)	(14,637,354)
Class N	(2,934)	(3,467)
Class Y	(68,675,769)	(110,906,925)

Total distributions	(89,797,434)	(148,510,166)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	851,453,619	824,626,113

Net increase in net assets	833,392,379	821,601,771
NET ASSETS
Beginning of the period	2,948,655,725	2,127,053,954

End of the period	$3,782,048,104	$2,948,655,725

UNDISTRIBUTED NET INVESTMENT INCOME	$789,406	$1,429,439

See accompanying notes to financial statements.

31  |

Financial Highlights

For a share outstanding throughout each period.

	Class A
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30, 2017		Year Ended November 30, 2016		Year Ended November 30, 2015		Year Ended November 30, 2014		Year Ended November 30, 2013
Net asset value, beginning of the period	$9.89		$9.88		$9.69		$10.40		$10.56		$10.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26		0.51		0.56		0.55		0.58		0.56
Net realized and unrealized gain (loss)	(0.04)		0.03		0.21		(0.68)		(0.14)		0.10

Total from Investment Operations	0.22		0.54		0.77		(0.13)		0.44		0.66

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.53)		(0.58)		(0.58)		(0.60)		(0.60)
Net realized capital gains	—		—		—		—		—		(0.06)

Total Distributions	(0.26)		(0.53)		(0.58)		(0.58)		(0.60)		(0.66)

Net asset value, end of the period	$9.85		$9.89		$9.88		$9.69		$10.40		$10.56

Total return(b)	2.26	%(c)(d)	5.53	%(c)	8.31	%(c)	(1.33	)%(c)	4.22	%(c)	6.43%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$572,603		$450,633		$367,850		$361,834		$317,293		$421,127
Net expenses	1.05	%(e)(f)	1.05	%(e)	1.05	%(e)	1.07	%(e)(g)	1.10	%(e)(h)	1.10	%(i)
Gross expenses	1.06	%(f)	1.08%		1.13%		1.08	%(g)	1.11	%(h)	1.10	%(i)
Net investment income	5.33	%(f)	5.14%		5.84%		5.45%		5.48%		5.30%
Portfolio turnover rate	32%		87%		75%		67%		107%		82%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 1.05% and the ratio of gross expenses would have been 1.06%.
(h)	Includes interest expense of 0.05%. Without this expense the ratio of net expenses would have been 1.05% and the ratio of gross expenses would have been 1.06%.
(i)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

|  32

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30, 2017		Year Ended November 30, 2016		Year Ended November 30, 2015		Year Ended November 30, 2014		Year Ended November 30, 2013
Net asset value, beginning of the period	$9.86		$9.85		$9.67		$10.38		$10.53		$10.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22		0.43		0.49		0.48		0.50		0.48
Net realized and unrealized gain (loss)	(0.03)		0.03		0.20		(0.68)		(0.13)		0.10

Total from Investment Operations	0.19		0.46		0.69		(0.20)		0.37		0.58

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)		(0.45)		(0.51)		(0.51)		(0.52)		(0.53)
Net realized capital gains	—		—		—		—		—		(0.06)

Total Distributions	(0.23)		(0.45)		(0.51)		(0.51)		(0.52)		(0.59)

Net asset value, end of the period	$9.82		$9.86		$9.85		$9.67		$10.38		$10.53

Total return(b)	1.89	%(c)(d)	4.76	%(c)	7.41	%(c)	(2.06	)%(c)	3.47	%(c)	5.70%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$340,787		$318,635		$300,811		$287,330		$215,189		$190,618
Net expenses	1.80	%(e)(f)	1.80	%(e)	1.80	%(e)	1.82	%(e)(g)	1.85	%(e)(h)	1.85	%(i)
Gross expenses	1.81	%(f)	1.83%		1.88%		1.83	%(g)	1.87	%(h)	1.85	%(i)
Net investment income	4.56	%(f)	4.38%		5.10%		4.71%		4.77%		4.56%
Portfolio turnover rate	32%		87%		75%		67%		107%		82%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 1.80% and the ratio of gross expenses would have been 1.81%.
(h)	Includes interest expense of 0.05%. Without this expense the ratio of net expenses would have been 1.80% and the ratio of gross expenses would have been 1.82%.
(i)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

33  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class N
	Six Months Ended May 31, 2018 (Unaudited)	Period Ended November 30, 2017*
Net asset value, beginning of the period	$9.90	$9.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28	0.37
Net realized and unrealized gain (loss)	(0.05)	(0.05)

Total from Investment Operations	0.23	0.32

LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.38)

Total Distributions	(0.28)	(0.38)

Net asset value, end of the period	$9.85	$9.90

Total return(b)(c)	2.30%	3.28%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$106	$104
Net expenses(d)(e)	0.75%	0.75%
Gross expenses(e)	1.03%	0.92%
Net investment income(e)	5.61%	5.63%
Portfolio turnover rate	32%	87	%(f)

*	From commencement of Class operations on March 31, 2017 through November 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for the year ended November 30, 2017.

See accompanying notes to financial statements.

|  34

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30, 2017		Year Ended November 30, 2016		Year Ended November 30, 2015		Year Ended November 30, 2014		Year Ended November 30, 2013
Net asset value, beginning of the period	$9.90		$9.89		$9.70		$10.41		$10.56		$10.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28		0.54		0.59		0.58		0.61		0.59
Net realized and unrealized gain (loss)	(0.05)		0.02		0.21		(0.68)		(0.13)		0.09

Total from Investment Operations	0.23		0.56		0.80		(0.10)		0.48		0.68

LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)		(0.55)		(0.61)		(0.61)		(0.63)		(0.63)
Net realized capital gains	—		—		—		—		—		(0.06)

Total Distributions	(0.27)		(0.55)		(0.61)		(0.61)		(0.63)		(0.69)

Net asset value, end of the period	$9.86		$9.90		$9.89		$9.70		$10.41		$10.56

Total return	2.38	%(b)(c)	5.79	%(b)	8.58	%(b)	(1.08	)%(b)	4.49	%(b)	6.68%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,868,552		$2,179,284		$1,458,394		$1,293,175		$1,022,193		$760,972
Net expenses	0.80	%(d)(e)	0.80	%(d)	0.80	%(d)	0.82	%(d)(f)	0.85	%(d)(g)	0.85	%(h)
Gross expenses	0.81	%(e)	0.83%		0.88%		0.83	%(f)	0.87	%(g)	0.85	%(h)
Net investment income	5.58	%(e)	5.41%		6.09%		5.69%		5.76%		5.55%
Portfolio turnover rate	32%		87%		75%		67%		107%		82%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 0.80% and the ratio of gross expenses would have been 0.81%.
(g)	Includes interest expense of 0.05%. Without this expense the ratio of net expenses would have been 0.80% and the ratio of gross expenses would have been 0.82%.
(h)	Includes fee/expense recovery of 0.02%.

See accompanying notes to financial statements.

35  |

Notes to Financial Statements

May 31, 2018 (Unaudited)

1.  Organization.  Natixis Funds Trust II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in this report pertains to Loomis Sayles Senior Floating Rate and Fixed Income Fund (the “Fund”).

The Fund is a non-diversified investment company.

The Fund offers Class A, Class C, Class N and Class Y shares. Class T shares of the Fund are not currently available for purchase. Class A shares are sold with a maximum front-end sales charge of 3.50%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Effective June 1, 2018, Class C shares will automatically convert to Class A shares after 10 years. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those

|  36

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Senior loans are valued at bid prices supplied by an independent pricing service, if available. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general

37  |

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

(such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of May 31, 2018, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$47,964,715	1.3%	$0	0.0%

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of May 31, 2018 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the

|  38

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

d.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales and premium amortization. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

39  |

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended November 30, 2017 was as follows:

2017 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$148,510,166	$—	$148,510,166

As of November 30, 2017, capital loss carryforwards were as follows:

Capital loss carryforward:
Short-term:
No expiration date	$(22,078,683)
Long-term:
No expiration date	(94,401,809)

Total capital loss carryforward	$(116,480,492)

As of May 31, 2018, the cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

Federal tax cost	$4,005,496,422

Gross tax appreciation	$84,779,642
Gross tax depreciation	(119,590,289)

Net tax depreciation	$(34,810,647)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

e.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of May 31, 2018, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

f.  Unfunded Loan Commitments.  The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower.

|  40

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

Unfunded loan commitments represent a future obligation, in full, and are recorded as a liability on the Statement of Assets and Liabilities at par value.

As of May 31, 2018, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
ABG Intermediate Holdings 2 LLC	Delayed Draw Term Loan B-DD	$636,000	$639,180
Access CIG LLC	2018 2nd Lien Delayed Draw Term Loan	483,039	484,551
Access CIG LLC	2018 Delayed Draw Term Loan	1,297,256	1,302,134
DexKo Global, Inc.	2018 USD Incremental Term Loan	738,750	742,909
DG Investment Intermediate Holdings 2, Inc	2018 Delayed Draw Term Loan	516,277	514,021
Recess Holdings, Inc.	2017 Delayed Draw Term Loan	389,881	391,830
Spectrum Holdings III Corp.	Delayed Draw Term Loan	1,090,000	1,089,095

		$5,151,203	$5,163,720

g.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

41  |

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Senior Loans
Consumer Cyclical Services	$—	$293,326,135	$5,068,653	(b)	$298,394,788
All Other Senior Loans(a)	—	3,006,867,647	—		3,006,867,647

Total Senior Loans	—	3,300,193,782	5,068,653		3,305,262,435

Bonds and Notes(a)	—	275,301,335	—		275,301,335
Common Stocks
Specialty Retail	—	—	—	(c)	—
All Other Common Stocks(a)	—	6,859,988	—		6,859,988

Total Common Stocks	—	6,859,988	—		6,859,988

Short-Term Investments	—	383,262,017	—		383,262,017

Total	$—	$3,965,617,122	$5,068,653		$3,970,685,775

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued at zero by the Fund’s adviser using level 3 inputs.

|  42

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2017 and/or May 31, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of November 30, 2017		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Purchases
Senior Loans
Construction Machinery	$2,384,581		$—	$—	$—		$—
Consumer Cyclical Services	3,825,581		—	—	1,064,000		179,072
Common Stocks
Energy Equipment & Services	2,474,160		—	—	—		—
Industrial Conglomerates	—	(a)	—	—	—		—
Oil, Gas & Consumable Fuels	4,110,390		—	—	—		—
Specialty Retail	—	(b)	—	—	—		—

Total	$12,794,712		$—	$—	$1,064,000		$179,072

Investments in Securities	Sales		Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2018		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at May 31, 2018
Senior Loans
Construction Machinery	$—		$—	$(2,384,581)	$—		$—
Consumer Cyclical Services	—		—	—	5,068,653		1,064,000
Common Stocks
Energy Equipment & Services	—		—	(2,474,160)	—
Industrial Conglomerates	—		—	— (a)	—		—
Oil, Gas & Consumable Fuels	—		—	(4,110,390)	—		—
Specialty Retail	—		—	—	—	(b)	—

Total	$—		$—	$(8,969,131)	$5,068,653		$1,064,000

(a)	At November 30, 2017, includes a security fair valued at zero using level 3 inputs. At May 31, 2018, this security was valued at zero using closing bid quotations provided by an independent pricing service and was subsequently transferred to level 2.
(b)	Fair valued at zero.

43  |

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

A debt security valued at $2,384,581 was transferred from Level 3 to Level 2 during the period ended May 31, 2018. At November 30, 2017, this security was valued at fair value as determined in good faith by the Fund’s adviser using broker-dealer bid prices for which the inputs were unobservable to the Fund. At May 31, 2018 this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Common stocks valued at $6,584,550 were transferred from Level 3 to Level 2 during the period ended May 31, 2018. At November 30, 2017, these securities were valued at fair value as determined in good faith by the Fund’s adviser using broker-dealer bid prices for which the inputs were unobservable to the Fund. At May 31, 2018, these securities were valued on the basis of closing bid quotations furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

4.  Purchases and Sales of Securities.  For the six months ended May 31, 2018, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were $1,771,777,318 and $997,433,361, respectively.

5. Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.60%, calculated daily and payable monthly, based on the Fund’s average daily managed assets, which include borrowings used for leverage.

Loomis Sayles has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until March 31, 2019, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to this undertaking.

For the six months ended May 31, 2018, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.05%	1.80%	0.75%	0.80%

|  44

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended May 31, 2018, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$9,830,475	$172,945	$9,657,530	0.60%	0.59%

[1]	Management fee waiver is subject to possible recovery until November 30, 2019.

No expenses were recovered for the Fund during the six months ended May 31, 2018 under the terms of the expense limitation agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

45  |

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

Also under the Class C Plan, the Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended May 31, 2018, the service and distribution fees for the Fund were as follows:

Service Fees		Distribution Fees
Class A	Class C	Class C
$634,321	$409,048	$1,227,146

c.  Administrative Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended May 31, 2018, the administrative fees for the Fund were $726,714.

Effective July 1, 2018, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse Natixis

|  46

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended May 31, 2018, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $886,872.

As of May 31, 2018, the Fund owes Natixis Distribution $17,959 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended May 31, 2018 amounted to $63,223.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $340,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $170,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $12,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2018, the Chairperson of the Board received a retainer fee at the annual rate of $325,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $155,000, the chairperson of the Contract Review Committee and Audit Committee each received an

47  |

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

additional retainer fee at the annual rate of $17,500 and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $10,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

g.  Affiliated Ownership.  As of May 31, 2018, Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Fund representing 0.36% of the Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through March 31, 2019 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended May 31, 2018, Natixis Advisors reimbursed the Fund $145 for transfer agency expenses related to Class N shares.

6.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended May 31, 2018, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

Transfer Agent Fees and Expenses
Class A	Class C	Class N	Class Y
$152,221	$98,206	$145	$732,676

|  48

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

7.  Line of Credit.  The Fund has entered into a syndicated, committed, secured line of credit with Sumitomo Mitsui Banking Corporation (the “Administrative Agent”), the Bank of Nova Scotia and National Australia Bank Limited (each a “Lender” and together with the Administrative Agent “Lenders”) under which it may borrow for investment or liquidity purposes. The commitment of the Lenders to make loans to the Fund shall not exceed $400,000,000 at any one time. Under the terms of the agreement, the Lenders are entitled to a security interest in the assets of the Fund as collateral. Interest is charged to the Fund based upon the terms set forth in the agreement. In addition, a commitment fee of 0.400% per annum payable to the Administrative Agent for the account of each Lender is accrued by the Fund based on the unused portion of the line of credit. The Fund paid the Administrative Agent an upfront fee of $400,000 and an administrative agent fee of $25,000, for a total of $425,000, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statement of Operations. The unamortized balance is reflected as prepaid expenses on the Statement of Assets and Liabilities.

During the six months ended May 31, 2018, the Fund had no borrowings under this agreement.

8.  Concentration of Risk.  The Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

The senior loans in which the Fund expects to invest will generally not be rated investment grade by the rating agencies. Economic downturns generally increase non-payment rates and a senior loan could lose a substantial part of its value prior to default. Senior loans are subject to credit risk, and secured loans may not be adequately collateralized. The interest rates of senior loans reset frequently, and thus senior loans are subject to interest rate risk. There may also be less public information available about senior loans as compared to other debt securities.

Senior loans are generally less liquid than many other debt securities. Transactions in senior loans may settle on a delayed basis, such that the Fund may not receive the proceeds from the sale of a loan for a substantial period of time (greater than seven days) after the sale. As a result, the proceeds related to the sale of senior loans may not be available to make additional investments or to meet the Fund’s redemption obligations until substantial period (greater than seven days) after the sale of the loans.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of May 31, 2018, based on management’s evaluation of the shareholder

49  |

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

account base, the Fund had accounts (including accounts owned by affiliates) representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of 5% Account Holders	Percentage of Ownership
1	6.54%(a)

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

(a)	Certain Fund shareholders are invested in the Fund as a result of the Fund’s inclusion in an investment portfolio model, utilized by certain third party intermediaries, developed by an affiliate of the Fund, AlphaSimplex Group (ASG). Without this model or as a result of changes in this model, these shareholder positions in the Fund may not exist or could change in a material amount. ASG has no involvement in the decisions to invest in the models provided.

10.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended May 31, 2018		Year Ended November 30, 2017(a)
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	21,152,765	$209,683,044	29,869,396	$297,228,483
Issued in connection with the reinvestment of distributions	1,045,031	10,336,433	1,710,961	16,967,784
Redeemed	(9,615,390)	(95,295,719)	(23,253,074)	(231,277,219)

Net change	12,582,406	$124,723,758	8,327,283	$82,919,048

Class C
Issued from the sale of shares	5,760,117	$56,912,197	11,034,436	$109,442,465
Issued in connection with the reinvestment of distributions	527,581	5,203,774	981,126	9,700,556
Redeemed	(3,887,013)	(38,401,789)	(10,236,275)	(101,473,915)

Net change	2,400,685	$23,714,182	1,779,287	$17,669,106

|  50

Notes to Financial Statements (continued)

May 31, 2018 (Unaudited)

10.  Capital Shares (continued).

	Six Months Ended May 31, 2018		Year Ended November 30, 2017(a)
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	—	$—	10,151	$101,001
Issued in connection with the reinvestment of distributions	296	2,934	350	3,467

Net change	296	$2,934	10,501	$104,468

Class Y
Issued from the sale of shares	105,826,416	$1,049,838,657	139,860,450	$1,392,541,705
Issued in connection with the reinvestment of distributions	5,058,814	50,077,990	8,098,437	80,350,410
Redeemed	(40,014,030)	(396,903,902)	(75,307,409)	(748,958,624)

Net change	70,871,200	$703,012,745	72,651,478	$723,933,491

Increase (decrease) from capital share transactions	85,854,587	$851,453,619	82,768,549	$824,626,113

(a)	From commencement of operations on March 31, 2017 through November 30, 2017 for Class N shares.

51  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable
(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.
(a)	(3)	Not applicable.
(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	July 23, 2018

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	July 23, 2018